[PERFORMANCE FUNDS LOGO]

December 30, 2002

Dear Shareholder:

We are pleased to present you the Performance Funds Trust's semi-annual report for the six months ended November 30, 2002. The Performance Funds are comprised of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Leaders Equity Fund, (individually a "Fund", collectively the "Funds"). All of the Funds are managed by Trustmark Financial Services, Inc.

ECONOMIC REVIEW

As we move through the fourth quarter of this year, economists will be focusing not only on the strength of the economic recovery in the United States but also on its quality. Not surprisingly, quarter-to-quarter movements in the U.S. gross domestic product (GDP) have been jagged and have given the impression that the recovery is faltering. As the pace of growth slowed in the U.S. economy's movement out of recession, fears have mounted about the prospects for a double-dip recession.

Taking a longer-term perspective can mitigate these fears. Specifically, on a year-over-year basis, U.S. economic activity as expressed by GDP, has been accelerating. Notwithstanding, a second-quarter slowdown in the recovery's pace, on a 12-month basis, growth during the period was up from the first-quarter numbers. The third-quarter numbers continued the trend with the prospect that an increase in growth will continue into next year.

To be sure, the consumer has been the prime mover of demand in this environment, spurred by growing real income and the benefit of mortgage refinancing. With regard to the latter, the primary effect of refinancing has been to increase available disposable income through lower monthly mortgage payments. It has not resulted, as many have suggested, in a reduction in net worth. This growth in demand has been augmented to some extent by increases in U.S. federal government spending and most recently by an improvement in the inflation-adjusted trade balance.

What has been a disappointment to some observers is business spending over the last couple of years. However, acceleration in this area has been evident in the recent months and should continue in 2003. It should be noted, also, that business spending has traditionally lagged the general business cycle as corporations wait to make sure that the pace of recovery is sustainable. This pickup in spending will tend to accelerate the pace of the overall recovery as efforts are made in reducing the U.S. unemployment rate next year, which currently at 6% is the highest it has been in over eight years.

An extremely encouraging sign is that even though U.S. economic growth has continued, inflation has remained subdued. The consumer price index over the past year through the end of November has risen by only 2.2%. Inflation has fluctuated within a narrow channel at a rate we have not seen on a consistent basis since the 1950s. This low rate of inflation has been a major reason for continued growth in real income. Further tax cuts should serve to bolster overall disposable income in the quarters ahead.

The U.S. Federal Reserve Board surprised investors in November by dropping the Federal Funds target rate to 1.25% from 1.75%. The Fed continues its pursuit of a market-oriented monetary policy that seeks to match the supply of liquidity in the system to the demand for this liquidity. For this reason, price shocks in one sector of the U.S. economy can no longer be transmitted through the entire system. Prices now act like shock absorbers, reflecting movements in supply and demand. Low U.S. inflation rates going forward should become the rule rather than the exception.

On the fiscal side, it is important to emphasize that the U.S. federal budget deficits that will be encountered over the next several years will be cyclical in nature and should not be likened to the structural deficits of the 1970s and

1980s. As the U.S. economy continues to grow, we can expect tax revenues generated by capital gains, corporate profits, and rising personal income to grow faster than government spending.

The tendency will be for the U.S. budget to move toward balance. Surpluses are also to be avoided, since they too will only tend to hold the economy back, making more difficult the task of achieving its potential. Over time, we can look forward to the outstanding U.S. federal debt becoming a smaller proportion of the overall U.S. economy. In summary, monetary policy and fiscal policy are both moving in the same direction, a condition that should tend to push the economy ahead.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board
---------------

Trustmark Financial Services, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE. THE VIEWS EXPRESSED IN THIS SHAREHOLDER LETTER REFLECT THOSE OF THE CHAIRMAN OF THE BOARD THROUGH THE SIX MONTHS ENDED NOVEMBER 30, 2002. THE CHAIRMAN OF THE BOARD'S VIEWS ARE SUBJECT TO CHANGE BASED ON THE MARKET AND OTHER CONDITIONS.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MONEY MARKET FUND

The Performance Money Market Fund provided shareholders with a return of 0.68%(1) (Institutional Class Shares) and 0.56%(1) (Class A Shares) for the six-month period ended November 30, 2002. I know it must sound like a broken record by now but as long as the Federal Reserve keeps the target Fed Funds rate low in an effort to stimulate the economy, the Performance Money Market Fund yield will be low. Hopefully the latest rate move by the Federal Reserve will be the last one needed for this current economic cycle. The Fed Funds target now stands at 1.25%. The Fund continues to use more Government Agency securities at these lower yields as the spread between high-quality commercial paper and agency securities continues to narrow. Since there is very little yield difference between the two classes of securities in this low interest rate environment, the Fund would rather buy agencies to eliminate as much credit risk as possible from the portfolio while the economy continues to recover.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper and repurchase agreements.(2) The Fund is considered a first tier Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's (A-1 or A-1+) and Moody's (P1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future.

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

(1) The returns set forth reflect the reduction of a portion of the Fund's fees. Without the reduction of these fees, the returns for the period would have been lower.

(2) Portfolio composition is subject to change.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE SHORT TERM GOVERNMENT INCOME FUND

The Performance Short Term Government Income Fund provided shareholders with a return of 2.90% (Institutional Class Shares), 2.77% (Class A Shares(1)-excluding sales charge) and -0.29% (Class A Shares(1)-including sales charge) for the six-month period ended November 30, 2002. The net asset value for the Fund's Institutional Shares fluctuated during the period from a low of $10.11 per share back in June to a high of $10.29 per share on August 5. The Fund closed the period at a share price of $10.21. Interest rates in the short end of the yield curve continued to fall during this past six months as the economy struggled to gain momentum. Job growth and the manufacturing sector continue to be a problem in the current recovery. Many Federal Reserve governors have gone on record saying the current recovery is a "jobless" recovery since there has been very little if any job growth during the past six months. The Federal Reserve did lower interest rates one time during the past six months as the target Fed Funds rate was lowered to 1.25% from 1.75%. Many economists believe that this could be the last rate move lower by the Federal Reserve in an effort to let the stimulus that has been provided to the economy a chance to work itself through the system. Also the threat of a possible war with Iraq has kept a good bid in the market on the short end of the curve.

The Fund will continue to try and capture the incremental yield available in the short end of the U.S. fixed income securities markets for the benefit of our shareholders. We will continue to use our strategy of buying high quality securities from the U. S. Treasury, Agency, Mortgage and Corporate markets so our shareholders will be well diversified across many different sectors of the market.(2)

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The returns set forth reflect the reduction of a portion of the Fund's fees. Without the reduction of these fees, the returns for the period would have been lower.

(2) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

The performance of the Intermediate Term Government Income Fund has continued to be attractive to shareholders through the year of 2002. While the bond price rally we have experienced this year is still in place, we have seen a marked slowdown of its momentum since August 31. Bond prices actually had several periods over the last quarter where prices retraced significantly, indicating that demand for bonds may be waning. And while the Fed cut short-term interest rates by another 50 basis points again early in November, longer-term bond yields have yet to drop by that amount. This lack of follow through may indicate that potential returns from yields as they currently stand are becoming less attractive as an asset class.

It seems now that that economic growth will be complacent for an extended period of time. All the components of GDP face headwinds. Corporate capital spending has turned to corporate cost cutting. Lack of job growth and personal income pressures will dampen the retail consumer in spite of attractive borrowing rates. The federal and state governments will have little capacity for relief spending as deficits loom from suppressed tax revenue. Exports to declining foreign demand will not add growth.

This paints a picture for rates to stay low for a while, even if they stop continuing to drop. Without further price rallies from falling rates, current intermediate bond yields provide little comfort for a potential setback in prices, even a setback that is delayed. We intend to take a very conservative risk stance during this cycle. We expect to maintain a sufficient dividend yield relative to current market rates, but will maintain a portfolio risk position which diminishes price volatility.(1) While the benefits of this effort may take time to fruition, we believe it will eventually provide relative value to our shareholders.

Signed,

/s/Jonathan Rogers

Jonathan Rogers, CFA
Vice President & Trust Investment Officer
Senior Vice President and Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LARGE CAP EQUITY FUND

For the six months ended November 30, 2002 the Large Cap Equity Fund (the "Fund"), Institutional Class Shares returned -10.81% compared to the Standard & Poor's 500 Stock Index(1) ("S&P 500"), which returned -11.49%. While the Fund's return was negative for the period, it compares favorably to our benchmark.

The Fund's top performing holdings during the period were primarily drawn from the technology and telecommunications sectors. Specifically, shares of Oracle increased by 53% in the period, Qualcomm increased 30%, AT&T rose by 21%, and Microsoft increased 13%. On the downside, positions in Baxter International (down 40%), Sun Microsystems (down 38%), and McDonalds Corp (down 37%) penalized Fund performance.

Over the past six months, the stock market as measured by the S&P 500 set two new lows, one in July and the next in October. Since the October low, markets have rebounded, but the primary leaders have been former highflying technology and telecom companies that still do not have positive earnings and cash flow. Despite the fact that equity market performance has been uninspiring this year, the economy appears to be working its way through the latest "soft patch" as Allan Greenspan noted in a recent speech.

   LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT NOVEMBER 30, 2002:(2)

 1.  Microsoft                         4.27%
 2.  Wal-Mart                          3.99%
 3.  Exxon Mobil                       3.93%
 4.  General Electric                  3.53%
 5.  Pfizer                            3.50%
 6.  Johnson & Johnson                 2.73%
 7.  American International Group      2.71%
 8.  Merck                             2.68%
 9.  Citigroup                         2.46%
10.  Coca Cola                         2.39%

Signed,

/s/ Charles H. Windham, Jr.
Charles H. Windham, Jr.
Vice President and Trust Officer
Trustmark Investment Advisors
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's 500 Stock Index (the "Index") is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of November 30, 2002.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MID CAP EQUITY FUND

For the six months ended November 30, 2002 the Mid Cap Equity Fund (the "Fund"), Institutional Class Shares returned -12.60% compared to the Standard & Poor's MidCap 400 Index(1), which returned -14.64%. Although the returns were negative, they compare favorably to the benchmark.

The holdings that performed particularly well during the period belonged to various economic sectors. Gaming machine manufacturer International Game Technologies advanced 24%, software company Symantec rose 27%, and education provider Apollo Group rose by 19%. Those companies contributing to negative performance of the Fund were, again, spread across numerous economic sectors. The hardest hit of these sectors include: Healthcare (Quest Diagnostic down 36%), Industrials (Concord EFS down 52%), and Utilities (Cleco down 39%).

The bear market that began in stocks in early 2000 is now continuing into its third year. MidCap stocks have been affected by the downturn, but less so than the larger capitalization companies. We would expect this relative out-performance to be sustained as the MidCap universe offers the potential for superior earnings growth at more attractive valuations.

   LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT NOVEMBER 30, 2002(2):

 1.  Midcap SPDR                       4.61%
 2.  A.G. Edwards                      3.62%
 3.  International Game Technologies   2.93%
 4.  Electronic Arts                   2.56%
 5.  Apollo Group                      2.42%
 6.  Beckman Coulter                   2.31%
 7.  Symantec                          2.16%
 8.  M & T Bancorp                     1.79%
 9.  North Fork Bancorp                1.54%
10.  Greenpoint Financial              1.45%

Signed,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's MidCap 400 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of November 30, 2002.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LEADERS EQUITY FUND

For the six months ended November 30, 2002, the Leaders Equity Fund(1) (the "Fund") Institutional Class Shares returned -21.98%(2) while the Russell 1000 Index(3) returned -11.49% and the Russell 1000 Growth Index(4) returned -11.72%. The relative underperformance over the period can be traced to the fund's underweighting of the technology and telecom sectors, which have rallied considerably since the low on October 9th.

The holdings that outperformed during the period emerged from various economic sectors. Luxury consumer goods maker Coach rose 30%, adult education provider Apollo Group gained 20%, and Ball Corp, manufacturer of metal, plastic, and glass packaging rose 19%. Selected companies that hurt performance included Quest Diagnostics, Activision, and Oxford Health Plans, falling 36%, 34%, and 24% respectively.

After a two and a half year bear market in stocks, numerous large bankruptcies, and an economic recession, corporate earnings are beginning to look better. Consumer spending has hardly slowed as a boom in home refinancing and equity credit lines has kept money in peoples' pockets, and in turn kept the economy afloat. It also appears the Federal Reserve will keep rates low until the economy is firmly on its feet. As always, the fund will attempt to focus on companies that have superior earnings growth and price appreciation potential.

   LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT NOVEMBER 30, 2002:(5)

 1.  Intuit                            4.36%
 2.  Coach                             4.23%
 3.  Apollo Group                      4.01%
 4.  Moody's                           3.87%
 5.  Forest Labs                       3.84%
 6.  Autozone                          3.55%
 7.  Ebay                              3.53%
 8.  KB Home                           3.50%
 9.  Symantec                          3.47%
10.  Sandisk                           3.45%

Signed,

/s/ Douglas H. Ralston, CFA

Douglas H. Ralston, CFA
Vice President and Portfolio Manager
Trustmark Financial Services, Inc.

/s/ Douglas P. Muenzenmay, CFA

Douglas P. Muenzenmay, CFA
Portfolio Manager
Trustmark Financial Services, Inc.

---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Leaders Equity Fund commenced operations on September 1, 2000.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

(4) The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

The performance of these indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(5) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of November 30, 2002.

As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
November 30, 2002
(Unaudited)

 PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION          VALUE
 ---------        --------------------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 44.5%
FEDERAL HOME LOAN BANK -- 7.1%
$25,000,000   1.15%, 12/4/02, Aaa/NR.......  $ 24,997,022
  2,500,000   6.04%, 12/27/02, Aaa/NR......     2,507,010
  5,000,000   2.83%, 4/21/03, Aaa/NR.......     5,002,660
  5,000,000   1.80%, 10/30/03, Aaa/Aaa.....     5,000,000
  5,000,000   2.00%, 11/21/03, Aaa/Aaa.....     5,000,000
                                             ------------
                                               42,506,692
                                             ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 12.4%
 30,000,000   1.69%, 12/17/02, Aaa/NR......    29,977,466
 15,000,000   1.44%, 12/31/02, Aaa/NR......    14,982,000
 30,000,000   1.24%, 1/7/03, NR/NR.........    29,961,767
                                             ------------
                                               74,921,233
                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.5%
 25,000,000   1.70%, 12/18/02, Aaa/NR......    24,980,049
 30,000,000   1.93%, 12/20/02, Aaa/NR......    29,973,241
 15,000,000   1.69%, 1/2/03, Aaa/NR........    14,977,467
 30,000,000   1.97%, 1/10/03, Aaa/Aaa......    29,958,667
  6,345,000   5.00%, 2/14/03, Aaa/NR.......     6,374,956
                                             ------------
                                              106,264,380
                                             ------------
STUDENT LOAN MARKETING ASSOCIATION -- 7.5%
 25,000,000   1.21%, 12/2/02, Aaa/NR.......    24,999,159
 20,000,000   1.23%, 12/26/02, Aaa/Aaa.....    19,982,917
                                             ------------
                                               44,982,076
                                             ------------
              TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS................   268,674,381
                                             ------------
COMMERCIAL PAPER -- 38.4%
AUTOMOTIVE -- 4.1%
 10,000,000   Toyota Motor Credit Corp.,
                1.27%, 12/10/02, P1/A1+....     9,996,825
 15,000,000   Toyota Motor Credit Corp.,
                1.27%, 12/11/02, P1/A1+....    14,994,708
                                             ------------
                                               24,991,533
                                             ------------
BEVERAGES -- 4.3%
 25,000,000   Coca-Cola Company, 1.48%,
                12/3/02, P-1/A-1...........    24,997,945
                                             ------------
CONSUMER GOODS & SERVICES -- 1.7%
 10,000,000   Proctor & Gamble Company,
                1.28%, 12/19/02,
                P-1/A-1+...................     9,993,600
                                             ------------

 PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION          VALUE
 ---------        --------------------          -----
COMMERCIAL PAPER (CONTINUED)
ENERGY -- 4.1%
$25,000,000   Chevron Texaco Inc, 1.28%,
                12/23/02, P1/A1+...........  $ 24,980,444
                                             ------------
FINANCIAL SERVICES -- 12.7%
 20,000,000   Bear Stearns Co., Inc, 1.34%,
                1/8/03, P1/A1..............    19,971,711
  6,195,000   Merrill Lynch & Co., Inc.,
                1.30%, 1/15/03, P-1,
                A-1+.......................     6,184,933
 25,000,000   Morgan Stanley Dean Witter,
                1.29%, 12/19/02,
                P-1/A-1+...................    24,983,876
 25,000,000   Wells Fargo & Co., 1.28%,
                1/9/03, P1/A1..............    24,965,334
                                             ------------
                                               76,105,854
                                             ------------
HEALTH CARE -- 4.1%
 25,000,000   Abbott Labs, 1.28%, 1/16/03,
                P1/A1+.....................    24,959,111
                                             ------------
NEWSPAPERS -- 4.1%
 25,000,000   Gannett Co., 1.27%, 12/6/02,
                P1/A1......................    24,995,590
                                             ------------
UTILITIES -- 3.3%
 20,000,000   National Rural Utilities,
                1.60%, 12/5/02, P-1/A-1....    19,996,444
                                             ------------
              TOTAL COMMERCIAL PAPER.......   231,020,521
                                             ------------
CORPORATE BONDS -- 7.9%
FINANCIAL SERVICES -- 7.9%
  2,625,000   Bear Sterns Company, 6.125%,
                2/1/03, Aa2/A..............     2,639,386
 25,000,000   GE Capital Corp Notes, 1.38%,
                1/22/03, Aaa/Aaa...........    25,000,942
  9,625,000   Merrill Lynch & Company,
                6.00%, 2/12/03, Aa3/AA-....     9,685,612
 10,000,000   Regions Bank Corporate,
                7.80%, 12/1/02, Aa2/A......    10,000,000
                                             ------------
              TOTAL CORPORATE BONDS........    47,325,940
                                             ------------
MUNICIPAL BONDS -- 1.3%
MISSISSIPPI -- 1.3%
  7,630,000   Mississippi Business Finance
                Corporation, 1.41%, 4/1/21,
                NR/AA-.....................     7,630,000
                                             ------------
              TOTAL MUNICIPAL BONDS........     7,630,000
                                             ------------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 2002
(Unaudited)

 PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION          VALUE
 ---------        --------------------          -----
CERTIFICATES OF DEPOSIT -- 3.3%
FINANCIAL SERVICES -- 3.3%
$10,000,000   1ST Tennessee Bank, 1.30%,
                12/12/02, A1/A.............  $ 10,000,000
 10,000,000   1ST Tennessee Bank, 1.29%,
                12/20/02, P1/A1............    10,000,000
                                             ------------
              TOTAL CERTIFICATES OF
                DEPOSIT....................    20,000,000
                                             ------------
REPURCHASE AGREEMENTS -- 4.6%
REPURCHASE AGREEMENT -- 4.6%
 27,631,572   BA Securities, 1.35%,
                12/2/02, with a maturity
                value of $27,634,680
                (collateralized by Federal
                Home Loan Mortgage
                Corporation Notes).........    27,631,572
                                             ------------
              TOTAL REPURCHASE
                AGREEMENTS.................    27,631,572
                                             ------------
              TOTAL (Amortized Cost
                $602,282,414)(a)...........  $602,282,414
                                             ============

---------------

Percentages indicated are based on net assets of $602,359,823.

(a) Cost for federal income tax and financial reporting purposes is the same.

 * Variable rate investments. The rate represented represents the rate in effect at November 30, 2002.

 NR  -- Not Rated
MTN  -- Medium Term Note

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 2002
(Unaudited)

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 83.9%
FEDERAL HOME LOAN BANK -- 35.7%
$3,500,000   5.25%, 2/13/04.................  $ 3,644,375
 2,000,000   4.88%, 4/16/04.................    2,081,042
 6,500,000   4.88%, 5/14/04.................    6,765,207
 2,000,000   4.75%, 6/28/04.................    2,083,732
 5,000,000   3.63%, 10/15/04................    5,131,250
 5,000,000   3.88%, 12/15/04................    5,159,330
 5,000,000   4.00%, 2/15/05.................    5,162,500
 5,000,000   3.25%, 8/15/05.................    5,066,075
                                              -----------
                                               35,093,511
                                              -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 27.4%
 3,500,000   5.00%, 5/15/04.................    3,652,124
 4,000,000   3.25%, 11/15/04................    4,075,204
 3,500,000   6.88%, 1/15/05.................    3,827,159
 5,000,000   5.50%, 1/15/09.................    5,140,503
 5,000,000   POOL# 2426 BC, 5.50%,
               1/15/10......................    5,139,572
 5,000,000   5.50%, 4/15/16.................    5,159,900
                                              -----------
                                               26,994,462
                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.8%
 3,000,000   6.50%, 8/15/04.................    3,217,449
 5,000,000   3.50%, 9/15/04.................    5,117,545
 1,000,000   4.05%, 3/21/05.................    1,007,653
 2,000,000   5.75%, 6/15/05.................    2,155,788
 2,500,000   2.88%, 10/15/05................    2,506,250
 1,000,000   3.05%, 6/5/06..................      998,558
 5,307,556   Series 2001-55, 6.00%,
               1/25/23......................    5,444,099
                                              -----------
                                               20,447,342
                                              -----------
             TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS..................   82,535,315
                                              -----------

SHARES OR
PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. TREASURY OBLIGATIONS -- 8.3%
U.S. TREASURY NOTES -- 8.3%
$4,000,000   3.63%, 8/31/03.................  $ 4,065,156
 4,000,000   3.25%, 5/31/04.................    4,085,156
                                              -----------
             TOTAL U.S. TREASURY
               OBLIGATIONS..................    8,150,312
                                              -----------
CORPORATE BONDS -- 4.1%
ELECTRONICS -- 1.0%
 1,000,000   Sony Corporation, 6.13%,
               3/4/03.......................    1,011,250
                                              -----------
FINANCIAL SERVICES -- 2.0%
 1,000,000   General Electric Capital
               Corporation, 7.00%, 2/3/03...    1,009,080
 1,000,000   Morgan Stanley Dean Witter,
               6.88%, 3/1/03................    1,012,500
                                              -----------
                                                2,021,580
                                              -----------
HEALTH CARE -- 1.1%
 1,000,000   Abbott Laboratories, 5.13%,
               7/1/04.......................    1,046,664
                                              -----------
             TOTAL CORPORATE BONDS..........    4,079,494
                                              -----------
INVESTMENT COMPANIES -- 4.2%
 4,181,426   Performance Money Market
               Fund.........................    4,181,396
                                              -----------
             TOTAL INVESTMENT COMPANIES.....    4,181,396
                                              -----------
             TOTAL (Cost $96,610,749)(a)....  $98,946,517
                                              ===========

---------------

Percentages indicated are based on net assets of $98,490,961.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $2,380,689
          Unrealized depreciation.....................................     (44,921)
                                                                        ----------
          Net unrealized appreciation.................................  $2,335,768
                                                                        ==========

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments
November 30, 2002
(Unaudited)

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 51.4%
FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 1.2%
$1,000,000   5.93%, 6/4/08..................  $ 1,100,520
                                              -----------
FEDERAL FARM CREDIT BANK -- 2.3%
 2,000,000   5.88%, 7/28/08.................    2,195,000
                                              -----------
FEDERAL HOME LOAN BANK -- 3.5%
 2,000,000   7.13%, 2/15/05.................    2,201,656
 1,000,000   6.38%, 8/15/06.................    1,109,540
                                              -----------
                                                3,311,196
                                              -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 12.1%
 2,000,000   6.63%, 9/15/09.................    2,280,022
 1,000,000   5.63%, 3/15/11.................    1,072,573
 3,900,000   Series #2206 VQ, 7.00%,
               8/15/14......................    4,102,917
 4,000,000   Series #2219 PH, 6.50%,
               12/15/23.....................    4,091,002
                                              -----------
                                               11,546,514
                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.9%
 1,000,000   6.17%, 1/15/08, MTN, Callable
               1/15/03 @ 100................    1,005,120
 1,000,000   6.16%, 1/23/08, MTN, Callable
               1/23/03 @ 100................    1,006,050
   500,000   6.51%, 5/6/08, MTN, Callable
               5/6/03 @ 100.................      509,785
 1,239,337   Pool #253299, 7.00%, 4/1/20....    1,303,001
   810,838   Pool #252717, 7.50%, 9/1/29....      858,248
                                              -----------
                                                4,682,204
                                              -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 18.7%
     8,246   Pool #271741, 9.00%, 3/15/20...        9,147
 5,000,000   Series #1999-23 B, 6.50%,
               7/20/25......................    5,137,601
 3,530,491   Series #2002-47, 8.50%,
               11/20/28.....................    3,790,757
 2,036,340   Pool #510559, 7.00%,
               10/15/29.....................    2,141,537
 1,504,611   Pool #510534, 7.50%,
               10/15/29.....................    1,600,591
 1,940,593   Pool #529127, 8.00%, 2/15/30...    2,081,306
 2,935,609   Pool #2000-26, 7.00%,
               2/20/30......................    3,009,557
                                              -----------
                                               17,770,496
                                              -----------
TENNESSEE VALLEY AUTHORITY -- 8.7%
 2,000,000   6.38%, 6/15/05.................    2,177,500
 2,000,000   7.14%, 5/23/12.................    2,325,000
 3,500,000   6.00%, 3/15/13.................    3,797,129
                                              -----------
                                                8,299,629
                                              -----------
             TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS..................   48,905,559
                                              -----------

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
U.S. TREASURY OBLIGATIONS -- 17.0%
U.S. TREASURY INFLATION PROTECTED BONDS -- 4.7%
$4,000,000   3.50%, 1/15/11.................  $ 4,449,698
                                              -----------
U.S. TREASURY NOTES -- 12.3%
 4,500,000   6.50%, 10/15/06................    5,082,187
 3,000,000   5.63%, 5/15/08.................    3,323,202
 3,000,000   3.38%, 1/15/12.................    3,266,854
                                              -----------
                                               11,672,243
                                              -----------
             TOTAL U.S. TREASURY
               OBLIGATIONS..................   16,121,941
                                              -----------
CORPORATE BONDS -- 29.5%
AEROSPACE/DEFENSE -- 1.1%
   250,000   Raytheon Company, 7.38%,
               7/15/25, Callable 7/15/05 @
               102.88.......................      259,063
   250,000   Rockwell International
               Corporation, 6.63%, 6/1/05...      270,708
   500,000   Rockwell International
               Corporation, 6.15%,
               1/15/08......................      546,874
                                              -----------
                                                1,076,645
                                              -----------
AUTOMOTIVE -- 1.1%
 1,000,000   General Motors Corporation,
               7.10%, 3/15/06...............    1,028,750
                                              -----------
BEVERAGES -- 1.2%
 1,000,000   Coca-Cola Enterprises, 7.13%,
               9/30/09......................    1,135,000
                                              -----------
CHEMICALS -- 0.9%
   500,000   Air Products & Chemicals, Inc.,
               7.38%, 5/1/05................      546,250
   250,000   Air Products & Chemicals, Inc.,
               6.24%, 1/13/10...............      265,313
                                              -----------
                                                  811,563
                                              -----------
CONSUMER NON-DURABLE -- 0.6%
   250,000   American Home Products
               Corporation, 7.25%, 3/1/23...      265,000
   250,000   Kimberly-Clark Corporation,
               6.88%, 2/15/14...............      292,188
                                              -----------
                                                  557,188
                                              -----------
ELECTRIC & ELECTRONIC EQUIPMENT -- 1.2%
 1,000,000   Emerson Electric, 7.13%,
               8/15/10......................    1,131,250
                                              -----------
ENERGY -- 1.1%
 1,000,000   Conoco, Inc., 5.90%, 4/15/04...    1,047,024
                                              -----------

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2002
(Unaudited)

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
CORPORATE BONDS (CONTINUED)
FINANCIAL SERVICES -- 9.2%
$  500,000   American General Corporation,
               6.75%, 6/15/05...............  $   546,250
   250,000   American General Corporation,
               7.50%, 7/15/25...............      296,538
   500,000   Bankers Trust Corporation,
               7.50%, 11/15/15..............      570,000
 1,000,000   Bear Stearns Company Inc.,
               7.63%, 2/1/05................    1,095,500
   250,000   Chase Manhattan Corporation,
               6.50%, 1/15/09...............      261,250
   500,000   CNA Financial Corporation,
               6.60%, 12/15/08..............      470,000
   250,000   First Bank, 6.88%, 4/1/06......      275,000
 1,000,000   Ford Motor Credit Corporation,
               7.75%, 2/15/07...............    1,009,977
   650,000   General Electric Capital
               Corporation, 6.90%,
               9/15/15......................      732,063
   500,000   Household Finance Corporation,
               6.88%, 3/1/07................      512,916
   500,000   ITT Hartford Corporation,
               7.30%, 11/1/15...............      536,875
   500,000   John Deere Capital Corporation,
               6.00%, 2/15/09...............      529,375
   500,000   NationsBank, 6.38%, 5/15/05....      540,000
   500,000   Texaco Capital, Inc., 5.70%,
               12/1/08......................      513,125
 1,000,000   Xerox Capital Europe PLC,
               5.88%, 5/15/04...............      957,500
                                              -----------
                                                8,846,369
                                              -----------
FOOD PRODUCTS & SERVICES -- 2.3%
 1,000,000   Campbell Soup Company, 6.75%,
               2/15/11......................    1,113,750
 1,000,000   Heinz (H.J.) Company, 6.00%,
               3/15/08......................    1,088,650
                                              -----------
                                                2,202,400
                                              -----------
HEALTH CARE -- 0.5%
   500,000   Baxter International, Inc.,
               6.63%, 2/15/28...............      491,250
                                              -----------
OFFICE EQUIPMENT & SERVICES -- 1.1%
 1,000,000   Pitney Bowes, Inc., 5.95%,
               2/1/05.......................    1,066,173
                                              -----------
PHARMACEUTICALS -- 0.3%
   250,000   Eli Lilly & Company, 7.13%,
               6/1/25.......................      286,250
                                              -----------

PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
CORPORATE BONDS (CONTINUED)
RAILROADS -- 1.7%
$  500,000   Norfolk Southern Railway
               Corporation, 7.00%,
               6/15/05......................  $   548,125
 1,000,000   Union Tank Car Company, 6.79%,
               5/1/10.......................    1,080,000
                                              -----------
                                                1,628,125
                                              -----------
RETAIL -- 0.8%
   250,000   J.C. Penney & Company, 6.88%,
               10/15/15.....................      208,750
   500,000   Sears Roebuck Acceptance
               Corporation, 6.70%,
               11/15/06.....................      505,625
                                              -----------
                                                  714,375
                                              -----------
TELECOMMUNICATIONS -- 3.1%
   500,000   AT&T Corporation, 6.00%,
               3/15/09......................      475,000
   250,000   Motorola, Inc., 6.50%,
               3/1/08.......................      246,875
   250,000   Nortel Networks Corporation,
               6.88%, 9/1/23................      130,000
   500,000   Qwest Communications, Inc.,
               6.88%, 7/15/08...............      305,000
   250,000   Qwest Communications, Inc.,
               7.50%, 6/15/23...............      195,000
   250,000   SBC Communications Capital
               Corporation, 7.20%,
               10/15/26.....................      254,375
   500,000   SBC Communications, Inc.,
               7.00%, 8/15/05...............      543,125
   240,000   SBC Communications, Inc.,
               7.13%, 8/1/07................      265,500
   250,000   Verizon Communications, 7.25%,
               2/15/24......................      247,413
   250,000   Verizon Communications, 7.00%,
               7/15/25......................      241,875
                                              -----------
                                                2,904,163
                                              -----------
UTILITIES -- 3.3%
   250,000   Consolidated Edison Company of
               New York, Inc., 6.63%,
               7/1/05.......................      271,875
   250,000   Consolidated Edison Company of
               New York, Inc., 7.50%,
               6/15/23......................      258,125
   250,000   Duke Energy Corporation, 6.88%,
               8/1/23.......................      245,938
   250,000   Edison International, 6.90%,
               10/1/18......................      228,750
   250,000   Northern States Power Company,
               7.13%, 7/1/25................      249,375

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2002
(Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
CORPORATE BONDS (CONTINUED)
UTILITIES (CONTINUED)
$  250,000   Pacific Gas & Electric Company,
               6.25%, 3/1/04................  $   246,250
   250,000   Pacific Gas & Electric Company,
               7.25%, 8/1/26................      235,000
   250,000   Scottish Power PLC, 6.63%,
               6/1/07.......................      270,313
 1,000,000   South Carolina Electric and
               Gas, 7.50%, 6/15/05..........    1,104,999
                                              -----------
                                                3,110,625
                                              -----------
             TOTAL CORPORATE BONDS..........   28,037,150
                                              -----------

SHARES OR
PRINCIPAL
  AMOUNT          SECURITY DESCRIPTION           VALUE
---------         --------------------           -----
INVESTMENT COMPANIES -- 1.5%
$1,389,298   Performance Money Market
               Fund.........................  $ 1,389,298
                                              -----------
             TOTAL INVESTMENT COMPANIES.....    1,389,298
                                              -----------
             TOTAL (Cost $88,321,054)(a)....  $94,453,948
                                              ===========

---------------

Percentages indicated are based on net assets of $95,054,067.

(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $6,716,346
          Unrealized depreciation.....................................    (583,453)
                                                                        ----------
          Net unrealized appreciation.................................  $6,132,893
                                                                        ==========

MTN  -- Medium Term Note

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2002
(Unaudited)

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS -- 95.6%
AEROSPACE/DEFENSE -- 1.1%
   13,000   Northrop Grumman Corporation...  $  1,259,830
                                             ------------
AUTOMOTIVE -- 0.9%
   27,000   Ford Motor Company.............       307,260
   19,500   General Motors Corporation.....       774,150
                                             ------------
                                                1,081,410
                                             ------------
BEVERAGES -- 5.6%
   38,000   Anheuser Busch Companies,
              Inc. ........................     1,866,560
   58,000   Coca Cola Company..............     2,647,120
   46,000   PepsiCo, Inc. .................     1,954,080
                                             ------------
                                                6,467,760
                                             ------------
BUSINESS EQUIPMENT & SERVICES -- 0.3%
    4,000   H & R Block....................       153,320
   10,000   Staples, Inc.(b)...............       193,000
                                             ------------
                                                  346,320
                                             ------------
COMPUTER EQUIPMENT -- 2.2%
  125,000   Intel Corporation..............     2,610,000
                                             ------------
COMPUTER SOFTWARE -- 6.1%
  110,000   Cisco Systems, Inc.(b).........     1,641,200
   82,000   Microsoft Corporation(b).......     4,741,240
   55,000   Oracle Corporation(b)..........       668,250
                                             ------------
                                                7,050,690
                                             ------------
COMPUTERS -- 4.7%
   72,000   Dell Computer Corporation(b)...     2,057,040
   40,000   Hewlett Packard Company........       779,200
   30,000   International Business Machines
              Corporation..................     2,613,000
   15,000   Sun Microsystems, Inc.(b)......        64,365
                                             ------------
                                                5,513,605
                                             ------------
CONSUMER GOODS & SERVICES -- 9.4%
   11,000   AOL Time Warner, Inc.(b).......       180,070
   30,877   Colgate-Palmolive Company......     1,586,769
   29,000   Gillette Company...............       879,280
   15,439   Hershey Foods Corporation......       994,117
   26,000   Kimberly-Clark Corporation.....     1,308,320
   30,000   Procter & Gamble Company.......     2,520,000
   10,000   The Walt Disney Company........       198,200
    7,820   Unilever NV - ADR..............       454,733

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS (CONTINUED)
CONSUMER GOODS & SERVICES (CONTINUED)
   18,600   Viacom, Inc., Class B(b).......  $    874,386
   37,000   Wrigley (WM.) Jr. Company......     1,990,230
                                             ------------
                                               10,986,105
                                             ------------
DIVERSIFIED -- 5.2%
   34,000   Alcoa, Inc. ...................       868,700
  144,000   General Electric Company.......     3,902,400
    7,720   Illinois Tool Works, Inc. .....       524,883
   18,600   Textron, Inc. .................       801,660
                                             ------------
                                                6,097,643
                                             ------------
ENERGY -- 6.8%
   20,000   ChevronTexaco Corporation......     1,340,600
  125,000   Exxon Mobil Corporation........     4,350,000
   50,300   Royal Dutch Petroleum Co. .....     2,190,565
                                             ------------
                                                7,881,165
                                             ------------
FINANCIAL SERVICES -- 14.5%
   45,000   American Express Company.......     1,751,850
   31,000   Bank of America Corporation....     2,172,480
   28,452   Bank of New York Company,
              Inc. ........................       863,518
   70,000   Citigroup, Inc. ...............     2,721,600
   26,000   Federal Home Loan Mortgage
              Corporation..................     1,498,640
   27,000   Federal National Mortgage
              Association..................     1,702,350
   28,777   FleetBoston Financial
              Corporation..................       780,720
   27,900   J.P. Morgan Chase & Company....       702,243
   22,000   Merrill Lynch & Company........       957,000
   16,800   Morgan Stanley Dean Witter &
              Company......................       760,032
   21,557   SunTrust Banks, Inc. ..........     1,264,534
   35,896   Wells Fargo & Company..........     1,658,754
                                             ------------
                                               16,833,721
                                             ------------
HEALTH CARE -- 16.1%
   45,000   Abbott Laboratories............     1,970,100
   29,000   Baxter International, Inc. ....       927,710
   36,100   Bristol-Myers Squibb Company...       956,650
   29,780   Eli Lilly & Company............     2,033,974
    6,500   Forest Laboratories, Inc.(b)...       697,645
   53,000   Johnson & Johnson, Inc. .......     3,022,060
   50,000   Merck & Company, Inc. .........     2,970,500
  123,000   Pfizer, Inc. ..................     3,879,420

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2002
(Unaudited)

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
   49,000   Schering-Plough Corporation....  $  1,110,340
   35,000   Wyeth..........................     1,345,050
                                             ------------
                                               18,913,449
                                             ------------
INSURANCE -- 3.9%
   39,000   Allstate Corporation...........     1,522,170
   46,000   American International Group,
              Inc. ........................     2,996,900
                                             ------------
                                                4,519,070
                                             ------------
RETAIL -- 6.7%
   10,000   Circuit City Stores, Inc. .....        96,800
   45,000   Home Depot, Inc. ..............     1,188,900
   40,000   McDonald's Corporation.........       740,000
   82,000   Wal-Mart Stores, Inc. .........     4,441,120
   47,000   Walgreen Company...............     1,353,130
                                             ------------
                                                7,819,950
                                             ------------
TECHNOLOGY -- 0.7%
   13,000   QUALCOMM, Inc.(b)..............       535,860
   11,000   Texas Instruments, Inc. .......       221,210
                                             ------------
                                                  757,070
                                             ------------
TELECOMMUNICATIONS -- 5.8%
    6,000   AT&T Corp......................       168,240
   58,000   BellSouth Corporation..........     1,612,400
    9,705   Comcast Corp New CL A..........       227,485
   42,800   Motorola, Inc. ................       487,064
   60,000   SBC Communications, Inc. ......     1,710,000
   16,000   Sprint Corporation.............       233,280
   54,000   Verizon Communications.........     2,261,520
                                             ------------
                                                6,699,989
                                             ------------

 SHARES          SECURITY DESCRIPTION           VALUE
 ------          --------------------           -----
COMMON STOCKS (CONTINUED)
TOBACCO -- 0.4%
   10,000   Fortune Brands, Inc.(b)........  $    487,700
                                             ------------
TRANSPORTATION & SHIPPING -- 0.5%
   10,000   FedEx Corporation(b)...........       525,700
                                             ------------
UTILITIES -- 4.7%
   24,000   Consolidated Edison Company of
              New York, Inc. ..............       954,000
   30,000   DTE Energy Company.............     1,329,900
   17,000   Entergy Corporation............       743,410
   28,000   FirstEnergy Corporation........       887,040
   60,000   Southern Company...............     1,569,600
                                             ------------
                                                5,483,950
                                             ------------
            TOTAL COMMON STOCKS............   111,335,127
                                             ------------
INVESTMENT COMPANIES -- 2.4%
2,852,316   Performance Money Market
              Fund.........................     2,852,316
                                             ------------
            TOTAL INVESTMENT COMPANIES.....     2,852,316
                                             ------------
DEPOSITARY RECEIPTS -- 2.1%
   25,800   S&P Depositary Receipt(b)......     2,423,910
                                             ------------
            TOTAL DEPOSITARY RECEIPTS......     2,423,910
                                             ------------
            TOTAL (Cost $75,749,237)(a)....  $116,611,353
                                             ============

---------------

Percentages indicated are based on net assets of $116,472,123.

(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $45,092,736
          Unrealized depreciation.....................................   (4,230,620)
                                                                        -----------
          Net unrealized appreciation.................................  $40,861,116
                                                                        ===========

(b) Non-income producing security.

ADR  -- American Depositary Receipt

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2002
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS -- 93.9%
AUTOMOTIVE -- 1.3%
    5,000   Borg Warner Automotive, Inc. ...  $   257,600
   14,000   Lear Corporation(b).............      513,660
    5,000   Superior Industries
              International, Inc. ..........      210,650
                                              -----------
                                                  981,910
                                              -----------
BOOK PUBLISHING -- 0.5%
    9,000   Scholastic Corporation(b).......      400,410
                                              -----------
BUILDING MATERIALS -- 0.4%
   18,000   RPM, Inc. ......................      276,660
                                              -----------
BUSINESS EQUIPMENT & SERVICES -- 5.7%
   45,000   Apollo Group, Inc.(b)...........    1,856,250
   14,666   ChoicePoint, Inc.(b)............      551,148
   13,000   Cintas Corporation..............      656,110
   44,000   Concord EFS, Inc.(b)............      660,000
   14,000   Jacobs Engineering Group,
              Inc.(b).......................      508,340
    7,000   NCO Group, Inc.(b)..............      114,310
    6,000   Wallace Computer Services.......      112,500
                                              -----------
                                                4,458,658
                                              -----------
CAPITAL GOODS -- 0.6%
   10,000   Teleflex, Inc. .................      438,800
                                              -----------
CHEMICALS -- 0.9%
   13,000   Airgas, Inc.(b).................      218,530
   12,000   Albemarle Corporation...........      373,800
    8,000   Schulman, Inc. .................      148,560
                                              -----------
                                                  740,890
                                              -----------
COMPUTER EQUIPMENT -- 0.8%
   12,000   Synopsys, Inc.(b)...............      623,760
                                              -----------
COMPUTER SOFTWARE -- 2.7%
   12,000   DST Systems, Inc.(b)............      455,400
   38,000   Symantec Corporation(b).........    1,661,740
                                              -----------
                                                2,117,140
                                              -----------
COMPUTERS -- 6.0%
   20,000   Affiliated Computer Services,
              Inc. Class A(b)...............    1,000,000
    8,000   CDW Computer Centers, Inc.(b)...      407,760
   29,000   Electronic Arts, Inc.(b)........    1,967,940
   15,000   Fiserv, Inc.(b).................      508,800
   10,500   Integrated Device Technology,
              Inc.(b).......................      112,875
   15,000   Quantum Corporation Digital
              Linear Tape & Storage(b)......       55,350
   28,000   SunGard Data Systems(b).........      654,360
                                              -----------
                                                4,707,085
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
CONSUMER GOODS & SERVICES -- 9.9%
    7,000   American Standard
              Companies(b)..................  $   521,360
    6,000   Banta Corporation...............      183,900
    6,000   Carlisle Companies, Inc. .......      249,180
    8,000   Church & Dwight, Inc. ..........      240,960
   18,000   Dean Foods Company(b)...........      668,700
   10,000   Dole Food Company...............      295,100
   10,000   Gtech Holdings Corporation(b)...      229,900
   19,500   Harte Hanks, Inc. ..............      373,425
   29,000   International Game
              Technologies(b)...............    2,235,900
    7,299   Lancaster Colony Corporation....      264,151
    9,000   Mohawk Industries, Inc.(b)......      554,490
   16,000   Republic Services, Inc.(b)......      344,000
    1,500   Washington Post Company.........    1,086,000
   13,000   Westwood One, Inc.(b)...........      505,310
                                              -----------
                                                7,752,376
                                              -----------
EDUCATIONAL SERVICES -- 0.3%
   14,000   DeVry, Inc.(b)..................      233,240
                                              -----------
ELECTRONICS -- 1.1%
   30,000   Microchip Technology, Inc.(b)...      862,800
                                              -----------
ENERGY -- 5.6%
   12,000   BJ Services Company(b)..........      401,400
   29,000   ENSCO International, Inc. ......      811,420
   12,000   Murphy Oil Corporation..........    1,028,880
   20,000   Ocean Energy, Inc. .............      376,800
   17,000   Questar Corporation.............      443,190
   10,000   Smith International, Inc.(b)....      340,000
   30,000   Valero Energy Corporation.......      959,100
                                              -----------
                                                4,360,790
                                              -----------
ENTERTAINMENT -- 0.3%
   31,000   Park Place Entertainment(b).....      256,680
                                              -----------
FINANCIAL SERVICES -- 20.7%
   17,000   Arthur J. Gallagher & Company...      478,890
   13,200   Associated Bancorp..............      442,596
   26,000   Astoria Financial Corporation...      683,280
   32,000   Banknorth Group, Inc. ..........      704,960
    9,163   Citigroup, Inc. ................      356,257
    9,000   City National Corporation.......      408,330
   13,000   Commerce Bancorp................      594,750
   22,000   Compass Bancshares, Inc. .......      710,600
   11,000   Eaton Vance Corporation.........      343,200
   77,000   Edwards (A.G.), Inc. ...........    2,781,240
   13,500   First Virginia Banks, Inc. .....      508,950
   11,000   Greater Bay Bancorp.............      197,560
   26,000   GreenPoint Financial
              Corporation...................    1,110,200

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2002
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
   11,000   Legg Mason, Inc. ...............  $   568,480
   17,000   M & T Bank Corporation..........    1,371,560
   16,000   Marshall & Ilsley Corporation...      454,720
   13,000   Mercantile Bankshares
              Corporation...................      509,340
   16,000   National Commerce Financial
              Co. ..........................      398,880
   34,000   North Fork Bancorporation,
              Inc. .........................    1,183,540
   16,000   Radian Group, Inc. .............      654,400
   51,000   Sovereign Bancorp...............      704,820
   15,000   TCF Financial Corporation.......      639,750
    7,000   West America Bancorporation.....      287,630
                                              -----------
                                               16,093,933
                                              -----------
FOOD -- 1.7%
   26,000   Hormel Foods Corp. .............      581,100
   18,000   McCormick & Company.............      428,220
   30,000   Tyson Foods, Inc., Class A......      354,000
                                              -----------
                                                1,363,320
                                              -----------
HEALTH CARE -- 13.9%
   10,620   Anthem, Inc. ...................      629,235
   14,000   Apria Healthcare Group,
              Inc.(b).......................      328,300
    4,000   Barr Laboratories, Inc.(b)......      264,120
   60,000   Beckman Coulter, Inc. ..........    1,773,600
   15,000   Dentsply International..........      503,250
   20,000   Express Scripts, Inc., Class
              A(b)..........................    1,012,000
   23,000   Gilead Sciences, Inc.(b)........      908,040
   25,000   Health Management Associates,
              Inc., Class A(b)..............      438,250
   14,000   Health Net, Inc.(b).............      361,340
    9,000   Henry Schein, Inc.(b)...........      383,040
   12,000   Hillenbrand Industry, Inc. .....      578,520
   11,000   Idec Pharmaceuticals
              Corporation(b)................      361,900
   20,000   Ivax Corporation(b).............      270,200
   10,000   Lincare Holdings, Inc.(b).......      327,200
   13,000   Mylan Laboratories, Inc. .......      438,490
   19,000   Oxford Health Plans, Inc.(b)....      693,880
   12,000   Patterson Dental Company(b).....      504,000
   18,000   Quest Diagnostics, Inc.(b)......    1,004,220
                                              -----------
                                               10,779,585
                                              -----------
INSURANCE -- 3.3%
   12,000   Everest Re Group Limited........      694,800
   12,000   MONY Group, Inc. ...............      283,320
   30,000   Old Republic International
              Corporation...................      897,600
   22,000   The PMI Group, Inc. ............      716,980
                                              -----------
                                                2,592,700
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
MACHINERY & EQUIPMENT -- 0.6%
   10,000   SPX Corporation(b)..............  $   472,000
                                              -----------
RAW MATERIALS -- 0.6%
   10,000   Valspar Corp. ..................      467,200
                                              -----------
RESIDENTIAL BUILDING CONSTRUCTION -- 1.0%
   14,000   Lennar Corporation..............      742,280
                                              -----------
RESTAURANTS -- 1.6%
    5,000   Bob Evans Farms.................      121,950
   25,000   Brinker International,
              Inc.(b).......................      745,000
   15,000   CBRL Group, Inc. ...............      408,900
                                              -----------
                                                1,275,850
                                              -----------
RETAIL -- 5.5%
   12,000   Abercrombie & Fitch
              Company(b)....................      298,440
   12,000   Barnes & Noble, Inc.(b).........      284,040
    6,000   BJ's Wholesale Club, Inc.(b)....      115,260
   24,000   Dollar Tree Stores, Inc.(b).....      704,400
   21,000   Family Dollar Stores, Inc. .....      619,290
   11,000   Furniture Brands International,
              Inc.(b).......................      308,000
   12,000   Nieman Marcus Group, Inc.(b)....      374,760
    6,000   Payless Shoesource, Inc.(b).....      340,140
   16,000   Ross Stores, Inc. ..............      740,000
   20,000   Williams Sonoma, Inc.(b)........      526,800
                                              -----------
                                                4,311,130
                                              -----------
TECHNOLOGY -- 3.7%
    8,000   AMETEK, Inc. ...................      297,360
   25,000   Avnet, Inc. ....................      353,750
   18,500   Cadence Design Systems,
              Inc.(b).......................      266,770
   13,000   International Rectifier
              Corporation(b)................      324,480
   18,000   L-3 Communications Holdings,
              Inc.(b).......................      808,920
   18,000   Storage Technology
              Corporation(b)................      397,620
   14,000   Tech Data Corporation(b)........      429,520
                                              -----------
                                                2,878,420
                                              -----------
TRANSPORTATION -- 0.3%
   10,000   Alexander & Baldwin, Inc. ......      246,300
                                              -----------
UTILITIES -- 4.9%
   14,000   Allete Company..................      327,460
   17,000   American Water Works, Inc. .....      754,290
   77,400   Cleco Corporation...............    1,051,092
   33,000   DPL, Inc. ......................      498,630
   20,000   Oklahoma Gas & Electric
              Company.......................      329,200
   26,000   Pioneer Natural Resources
              Company(b)....................      641,160

See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2002
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
   10,000   PNM Resources, Inc. ............  $   236,000
                                              -----------
                                                3,837,832
                                              -----------
            TOTAL COMMON STOCKS.............   73,271,749
                                              -----------
DEPOSITARY RECEIPTS -- 4.5%
   43,000   S&P 400 Mid-Cap Depositary
              Receipt.......................    3,543,200
                                              -----------
            TOTAL DEPOSITARY RECEIPTS.......    3,543,200
                                              -----------
U.S. TREASURY BILLS -- 1.3%
U.S. TREASURY BILL -- 1.3%
1,000,000   1.63%, 1/16/03..................      998,538
                                              -----------
            TOTAL U.S. TREASURY BILLS.......      998,538
                                              -----------

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
INVESTMENT COMPANIES -- 0.3%
  235,171   Performance Money Market Fund...  $   235,171
                                              -----------
            TOTAL INVESTMENT COMPANIES......      235,171
                                              -----------
WARRANTS -- 0.0%
   43,000   Dime Bancorp, Inc. (b)..........        5,160
                                              -----------
            TOTAL WARRANTS..................        5,160
                                              -----------
            TOTAL (Cost $68,706,745)(a).....  $78,053,818
                                              ===========

---------------

Percentages indicated are based on net assets of $78,046,164.

(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $14,943,239
          Unrealized depreciation.....................................   (5,596,166)
                                                                        -----------
          Net unrealized appreciation.................................  $ 9,347,073
                                                                        ===========

(b) Non-income producing security.

See notes to financial statements.

PERFORMANCE FUNDS TRUST
PERFORMANCE LEADERS EQUITY
Schedule of Portfolio Investments
November 30, 2002
(Unaudited)

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS -- 94.8%
AUTOMOTIVE -- 3.4%
    8,500   AutoZone, Inc.(b)...............  $   694,450
                                              -----------
BEVERAGES -- 2.7%
   11,300   Anheuser Busch Companies,
              Inc. .........................      555,056
                                              -----------
BUSINESS EQUIPMENT & SERVICES -- 3.8%
   19,000   Apollo Group, Inc.(b)...........      783,750
                                              -----------
COMPUTER SOFTWARE -- 6.6%
   24,300   SanDisk Corp.(b)................      674,325
   15,500   Symantec Corporation(b).........      677,815
                                              -----------
                                                1,352,140
                                              -----------
CONSUMER DURABLE -- 2.7%
   11,400   Harley-Davidson, Inc. ..........      553,356
                                              -----------
CONSUMER GOODS & SERVICES -- 9.0%
   12,600   Ball Corp.(b)...................      623,448
   15,700   Dean Foods Company(b)...........      583,255
    8,500   International Game
              Technologies(b)...............      655,350
                                              -----------
                                                1,862,053
                                              -----------
FINANCIAL SERVICES -- 15.9%
   13,700   Commerce Bancorp................      626,775
   19,700   Fidelity National Financial.....      637,295
   16,200   First Virginia Banks, Inc. .....      610,740
   17,200   Moody's Corporation.............      757,144
   11,400   Progressive Corp. ..............      645,696
                                              -----------
                                                3,277,650
                                              -----------
HEALTH CARE -- 20.7%
   28,000   Covance, Inc. ..................      627,760
   15,500   Dentsply International..........      520,025
    7,000   Forest Laboratories, Inc.(b)....      751,310
   11,800   Henry Schein, Inc.(b)...........      502,208

 SHARES           SECURITY DESCRIPTION           VALUE
 ------           --------------------           -----
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
   10,100   Stryker Corporation(b)..........  $   624,685
    8,200   UnitedHealth Group Inc. ........      667,890
   12,300   Universal Health Services(b)....      550,425
                                              -----------
                                                4,244,303
                                              -----------
INTERNET SERVICE PROVIDERS -- 3.3%
   10,000   Ebay, Inc. .....................      689,500
                                              -----------
RAW MATERIALS -- 3.1%
   12,900   Ecolab, Inc.(b).................      640,743
                                              -----------
RETAIL -- 13.3%
   18,500   Bed Bath & Beyond, Inc.(b)......      641,765
   24,300   Coach, Inc.(b)..................      826,686
   16,400   Michaels Stores, Inc.(b)........      617,460
   12,500   Whole Foods Market, Inc.(b).....      664,375
                                              -----------
                                                2,750,286
                                              -----------
SHELTER -- 3.3%
   15,300   KB Home.........................      683,757
                                              -----------
STEEL AND OTHER METALS -- 2.9%
   34,200   Worthington Industries,
              Inc.(b).......................      602,604
                                              -----------
TECHNOLOGY -- 4.1%
   15,800   Intuit, Inc.(b).................      852,252
                                              -----------
            TOTAL COMMON STOCKS.............   19,541,900
                                              -----------
INVESTMENT COMPANIES -- 5.2%
  350,000   AIM Treasury Money Market.......      350,000
  725,289   Performance Money Market Fund...      725,289
                                              -----------
            TOTAL INVESTMENT COMPANIES......    1,075,289
                                              -----------
            TOTAL (Cost $20,062,682)(a).....  $20,617,189
                                              ===========

---------------

Percentages indicated are based on net assets of $19,726,896.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.....................................  $1,296,710
          Unrealized depreciation.....................................    (742,203)
                                                                        ----------
          Net unrealized appreciation.................................  $  554,507
                                                                        ==========

(b) Non-income producing security.

See notes to financial statements.

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
November 30, 2002
(Unaudited)

                                                                               THE SHORT TERM
                                                               THE MONEY         GOVERNMENT
                                                              MARKET FUND       INCOME FUND
                                                              ------------     --------------
ASSETS:
Investments, at cost........................................  $602,282,414      $ 96,610,749
Unrealized appreciation (depreciation) from investments.....             0         2,335,768
                                                              ------------      ------------
Investments, at value.......................................   602,282,414        98,946,517
Interest and dividends receivable...........................       840,951           897,497
Receivable for capital shares issued........................            --                --
Receivable for investments sold.............................            --                --
Prepaid expenses............................................        22,743             3,740
                                                              ------------      ------------
TOTAL ASSETS................................................   603,146,108        99,847,754
                                                              ------------      ------------
LIABILITIES:
Payable to custodian........................................            --            15,167
Dividends payable...........................................       554,984           288,609
Payable for investments purchased...........................            --         1,000,000
Payable for capital shares redeemed.........................            --                --
Accrued expenses and other liabilities:
  Advisory..................................................       119,951            32,516
  Administration............................................         4,590             1,620
  Distribution..............................................        13,231             2,565
  Custodian.................................................        19,213             3,252
  Other.....................................................        74,315            13,064
                                                              ------------      ------------
TOTAL LIABILITIES...........................................       786,284         1,356,793
                                                              ------------      ------------
NET ASSETS..................................................  $602,359,824      $ 98,490,961
                                                              ============      ============
COMPOSITION OF NET ASSETS:
Capital.....................................................  $602,359,583      $ 98,271,728
Accumulated net investment income/(loss)....................            --           (13,362)
Accumulated net realized gains/(losses) from investment
  transactions..............................................           241        (2,103,173)
Net unrealized appreciation from investment transactions....            --         2,335,768
                                                              ------------      ------------
NET ASSETS..................................................  $602,359,824      $ 98,490,961
                                                              ============      ============
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $539,132,251      $ 86,030,498
Shares Outstanding..........................................   539,121,491         8,422,463
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $       1.00      $      10.21
                                                              ============      ============
CLASS A SHARES:
Net Assets..................................................  $ 62,817,659      $ 12,460,463
Shares Outstanding..........................................    62,818,444         1,220,568
Net Asset Value and Redemption Price per share..............  $       1.00      $      10.21
                                                              ============      ============
Maximum sales charge........................................           N/A              3.00%
                                                              ============      ============
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge).........................  $       1.00      $      10.53
                                                              ============      ============
CLASS B SHARES:
Net Assets..................................................  $    409,914
Shares Outstanding..........................................       409,915
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $       1.00
                                                              ============

---------------

* Redemption price varies based on length of time that shares are held. See notes to financial statements.

                                                             THE INTERMEDIATE
                                                             TERM GOVERNMENT     THE LARGE CAP      THE MID CAP       THE LEADERS
                                                               INCOME FUND        EQUITY FUND       EQUITY FUND       EQUITY FUND
                                                             ----------------    -------------      ------------      ------------
ASSETS:
Investments, at cost........................................   $ 88,321,054      $ 75,749,237       $ 68,706,745      $ 20,062,682
Unrealized appreciation (depreciation) from investments.....      6,132,894        40,862,116          9,347,073           554,507
                                                               ------------      ------------       ------------      ------------
Investments, at value.......................................     94,453,948       116,611,353         78,053,818        20,617,189
Interest and dividends receivable...........................      1,127,337           246,086             63,400             8,571
Receivable for capital shares issued........................             --                --              4,250                --
Receivable for investments sold.............................             --                --                 --         1,055,818
Prepaid expenses............................................          6,388            11,701              8,576            13,613
                                                               ------------      ------------       ------------      ------------
Total Assets................................................     95,587,673       116,869,140         78,130,044        21,695,191
                                                               ------------      ------------       ------------      ------------
LIABILITIES:
Payable to custodian........................................         48,610                --                 --                --
Dividends payable...........................................        419,084           125,197                 --                --
Payable for investments purchased...........................             --                --                 --         1,945,476
Payable for capital shares redeemed.........................             --           157,742                 --                --
Accrued expenses and other liabilities:
  Advisory..................................................         35,575            55,836             47,971             9,228
  Administration............................................          1,564             1,911              1,281               324
  Distribution..............................................          3,007             9,535              3,662               312
  Custodian.................................................          3,162             3,722              2,559               653
  Other.....................................................         22,604            43,074             28,407            12,302
                                                               ------------      ------------       ------------      ------------
Total Liabilities...........................................        533,606           397,017             83,880         1,968,295
                                                               ------------      ------------       ------------      ------------
Net Assets..................................................   $ 95,054,067      $116,472,123       $ 78,046,164      $ 19,726,896
                                                               ============      ============       ============      ============
COMPOSITION OF NET ASSETS:
Capital.....................................................   $ 95,099,310      $ 66,586,978       $ 70,924,998      $ 30,168,883
Accumulated net investment income...........................        286,473            (3,448)          (159,632)         (222,948)
Accumulated net realized gains from investment
  transactions..............................................     (6,464,610)        9,026,477         (2,066,275)      (10,773,546)
Net unrealized appreciation from investment transactions....      6,132,894        40,862,116          9,347,073           554,507
                                                               ------------      ------------       ------------      ------------
Net Assets..................................................   $ 95,054,067      $116,472,123       $ 78,046,164      $ 19,726,896
                                                               ============      ============       ============      ============
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................   $ 81,885,494      $ 80,652,401       $ 61,008,768      $ 18,743,326
Shares Outstanding..........................................      7,697,853         4,946,549          5,204,848         3,300,064
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................   $      10.64      $      16.30       $      11.72      $       5.68
                                                               ============      ============       ============      ============
CLASS A SHARES:
Net Assets..................................................   $ 12,703,186      $ 32,083,156       $ 16,656,504      $    810,649
Shares Outstanding..........................................      1,195,165         1,976,147          1,437,667           143,503
Net Asset Value and Redemption Price per share..............   $      10.63      $      16.24       $      11.59      $       5.65
                                                               ============      ============       ============      ============
Maximum sales charge........................................           5.25%             5.25%              5.25%             5.25%
                                                               ============      ============       ============      ============
Maximum Offering Price per share (Net Asset Value/(100%-
  maximum sales charge).....................................   $      11.22      $      17.14       $      12.23      $       5.96
                                                               ============      ============       ============      ============
CLASS B SHARES:
Net Assets..................................................   $    465,387      $  3,736,566       $    380,892      $    172,921
Shares Outstanding..........................................         43,782           235,641             34,305            31,143
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................   $      10.63      $      15.86       $      11.10      $       5.55
                                                               ============      ============       ============      ============

PERFORMANCE FUNDS TRUST
Statements of Operations
For the six months ended November 30, 2002
(Unaudited)

                                                                             THE SHORT TERM
                                                               THE MONEY       GOVERNMENT
                                                              MARKET FUND     INCOME FUND
                                                              -----------    --------------
INVESTMENT INCOME:
Interest....................................................  $5,349,172       $2,178,169
Dividend....................................................       2,552           14,672
                                                              ----------       ----------
  TOTAL INVESTMENT INCOME...................................   5,351,724        2,192,841
                                                              ----------       ----------
EXPENSES:
Advisory....................................................     895,130          198,337
Administration..............................................     447,564           74,376
Distribution:
  Class A Shares............................................      84,428           13,210
  Class B Shares............................................       1,898               --
Accounting..................................................      22,168           21,400
Custodian...................................................     119,351           19,834
Transfer agent..............................................      64,937           16,971
Other.......................................................     140,557           22,454
                                                              ----------       ----------
  Total expenses before fee reductions......................   1,776,033          366,582
  Fee reductions............................................    (388,025)              --
                                                              ----------       ----------
  NET EXPENSES..............................................   1,388,008          366,582
                                                              ----------       ----------
NET INVESTMENT INCOME.......................................   3,963,716        1,826,259
                                                              ----------       ----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) from investment transactions....        (418)         400,187
Change in unrealized appreciation/depreciation from
  investments...............................................          --          584,870
                                                              ----------       ----------
Net realized/unrealized gains from investments..............        (418)         985,057
                                                              ----------       ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $3,963,298       $2,811,316
                                                              ==========       ==========

See notes to financial statements.

                                                              THE INTERMEDIATE
                                                              TERM GOVERNMENT     THE LARGE CAP    THE MID CAP     THE LEADERS
                                                                INCOME FUND        EQUITY FUND     EQUITY FUND     EQUITY FUND
                                                              ----------------    -------------    ------------    -----------
INVESTMENT INCOME:
Interest....................................................     $3,141,008       $      3,261     $     16,356    $       112
Dividend....................................................         13,055          1,122,380          411,653         53,968
                                                                 ----------       ------------     ------------    -----------
  Total Investment Income...................................      3,154,063          1,125,641          428,009         54,080
                                                                 ----------       ------------     ------------    -----------
EXPENSES:
Advisory....................................................        247,563            347,111          306,015        105,859
Administration..............................................         74,269             86,778           61,203         15,879
DISTRIBUTION:
  Class A Shares............................................         15,640             40,968           21,571          1,089
  Class B Shares............................................          2,106             19,417            1,856            935
Accounting..................................................         27,347             23,727           25,394         22,582
Custodian...................................................         19,805             23,141           16,321          4,234
Transfer agent..............................................         28,749             69,590           36,850         14,478
Other.......................................................         26,357             41,967           28,116         12,373
                                                                 ----------       ------------     ------------    -----------
  Total expenses before fee reductions......................        441,836            652,699          497,326        177,429
  Fee reductions............................................        (24,757)                --               --        (43,239)
                                                                 ----------       ------------     ------------    -----------
  Net Expenses..............................................        417,079            652,699          497,326        134,190
                                                                 ----------       ------------     ------------    -----------
Net Investment Income/(Loss)................................      2,736,984            472,942          (69,317)       (80,110)
                                                                 ----------       ------------     ------------    -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions.............        449,883         (2,581,184)         290,312     (2,628,033)
Change in unrealized appreciation/depreciation from
  investments...............................................      1,361,978        (13,280,630)     (12,032,470)    (2,655,732)
                                                                 ----------       ------------     ------------    -----------
Net realized/unrealized gains/(losses) from investments.....      1,811,861        (15,861,814)     (11,742,158)    (5,283,765)
                                                                 ----------       ------------     ------------    -----------
Change in net assets resulting from operations..............     $4,548,845       $(15,388,872)    $(11,811,475)   $(5,363,875)
                                                                 ==========       ============     ============    ===========

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                                             THE SHORT TERM
                                                            THE MONEY MARKET FUND        GOVERNMENT INCOME FUND
                                                         ---------------------------   --------------------------
                                                           FOR THE                       FOR THE
                                                          SIX MONTHS                    SIX MONTHS
                                                            ENDED         FOR THE         ENDED         FOR THE
                                                         NOVEMBER 30,    YEAR ENDED    NOVEMBER 30,   YEAR ENDED
                                                             2002         MAY 31,          2002         MAY 31,
                                                         (UNAUDITED)        2002       (UNAUDITED)       2002
                                                         ------------   ------------   ------------   -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................................  $  3,963,716   $ 14,220,663   $  1,826,259   $ 3,965,920
  Net realized gains/(losses) from investment
    transactions.......................................          (418)           658        400,187       492,229
  Change in unrealized appreciation/depreciation from
    investments........................................            --             --        584,870       295,577
                                                         ------------   ------------   ------------   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.........     3,963,298     14,221,321      2,811,316     4,753,726
                                                         ------------   ------------   ------------   -----------
DIVIDENDS:
  Net investment income:
    Institutional Class Shares.........................    (3,588,069)   (12,492,360)    (1,656,301)   (3,677,726)
    Class A Shares.....................................      (374,844)    (1,738,924)      (184,086)     (274,983)
    Class B Shares.....................................          (803)        (4,140)            --            --
  Net realized gains:
    Institutional Class Shares.........................            --             --             --            --
    Class A Shares.....................................            --             --             --            --
    Class B Shares.....................................            --             --             --            --
                                                         ------------   ------------   ------------   -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS........    (3,963,716)   (14,235,424)    (1,840,387)   (3,952,709)
                                                         ------------   ------------   ------------   -----------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.........    (7,502,360)   (51,449,853)      (812,586)   22,994,886
                                                         ------------   ------------   ------------   -----------
CHANGE IN NET ASSETS...................................    (7,502,778)   (51,463,956)       158,343    23,795,903
NET ASSETS:
  Beginning of period..................................   609,862,602    661,326,558     98,332,618    74,536,715
                                                         ------------   ------------   ------------   -----------
  End of period........................................  $602,359,824   $609,862,602   $ 98,490,961   $98,332,618
                                                         ============   ============   ============   ===========

See notes to financial statements.

                                                                THE INTERMEDIATE TERM
                                                               GOVERNMENT INCOME FUND       THE LARGE CAP EQUITY FUND
                                                             ---------------------------   ---------------------------
                                                               FOR THE                       FOR THE
                                                              SIX MONTHS                    SIX MONTHS
                                                                ENDED         FOR THE         ENDED         FOR THE
                                                             NOVEMBER 30,    YEAR ENDED    NOVEMBER 30,    YEAR ENDED
                                                                 2002         MAY 31,          2002         MAY 31,
                                                             (UNAUDITED)        2002       (UNAUDITED)        2002
                                                             ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss).............................. $ 2,736,984    $  6,198,407   $    472,942   $    793,593
  Net realized gains from investment transactions...........     449,883       1,720,987     (2,581,184)    18,276,311
  Change in unrealized appreciation/depreciation from
  investments...............................................   1,361,978         832,585    (13,280,630)   (43,569,347)
                                                             -----------    ------------   ------------   ------------
Change in net assets resulting from operations..............   4,548,845       8,751,979    (15,388,872)   (24,449,443)
                                                             -----------    ------------   ------------   ------------
DIVIDENDS:
Net investment income:
  Institutional Class Shares................................  (2,298,936)     (5,534,472)      (355,904)      (642,896)
  Class A Shares............................................    (318,488)       (478,696)      (109,548)      (160,816)
  Class B Shares............................................      (9,168)         (8,923)        (7,027)        (8,573)
Net realized gains:
  Institutional Class Shares................................          --              --             --    (10,760,253)
  Class A Shares............................................          --              --             --     (2,767,639)
  Class B Shares............................................          --              --             --       (466,228)
                                                             -----------    ------------   ------------   ------------
Change in net assets from shareholder dividends.............  (2,626,592)     (6,022,091)      (472,479)   (14,806,405)
                                                             -----------    ------------   ------------   ------------
Change in net assets from capital transactions..............  (3,806,500)    (38,904,871)    (5,117,113)   (27,375,184)
                                                             -----------    ------------   ------------   ------------
Change in net assets........................................  (1,884,247)    (36,174,983)   (20,978,464)   (66,681,032)

NET ASSETS:
  BEGINNING OF PERIOD.......................................  96,938,314     133,113,297    137,450,587    204,131,619
                                                             -----------    ------------   ------------   ------------
  END OF PERIOD............................................. $95,054,067    $ 96,938,314   $116,472,123   $137,450,587
                                                             ===========    ============   ============   ============


                                                                THE MID CAP EQUITY FUND       THE LEADERS EQUITY FUND
                                                              ---------------------------   ---------------------------
                                                                FOR THE                       FOR THE
                                                               SIX MONTHS                    SIX MONTHS
                                                                 ENDED         FOR THE         ENDED         FOR THE
                                                              NOVEMBER 30,    YEAR ENDED    NOVEMBER 30,    YEAR ENDED
                                                                  2002         MAY 31,          2002         MAY 31,
                                                              (UNAUDITED)        2002       (UNAUDITED)        2002
                                                              ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss)..............................  $    (69,317)  $    (90,314)  $   (80,110)   $  (142,839)
  Net realized gains from investment transactions...........       290,312     (2,356,588)   (2,628,033)    (3,413,686)
  Change in unrealized appreciation/depreciation from
  investments...............................................   (12,032,470)     3,443,589    (2,655,732)     2,028,106
                                                              ------------   ------------   -----------    -----------
Change in net assets resulting from operations..............   (11,811,475)       996,687    (5,363,875)    (1,528,419)
                                                              ------------   ------------   -----------    -----------
DIVIDENDS:
Net investment income:
  Institutional Class Shares................................            --             --            --             --
  Class A Shares............................................            --             --            --             --
  Class B Shares............................................            --             --            --             --
Net realized gains:
  Institutional Class Shares................................            --    (11,874,376)           --             --
  Class A Shares............................................            --     (1,709,610)           --             --
  Class B Shares............................................            --        (69,506)           --             --
                                                              ------------   ------------   -----------    -----------
Change in net assets from shareholder dividends.............            --    (13,653,492)           --
                                                              ------------   ------------   -----------    -----------
Change in net assets from capital transactions..............    (3,891,109)    16,276,734       864,057      6,223,801
                                                              ------------   ------------   -----------    -----------
Change in net assets........................................   (15,702,584)     3,619,929    (4,499,818)     4,695,382
NET ASSETS:
  BEGINNING OF PERIOD.......................................    93,748,748     90,128,819    24,226,714     19,531,332
                                                              ------------   ------------   -----------    -----------
  END OF PERIOD.............................................  $ 78,046,164   $ 93,748,748   $19,726,896    $24,226,714
                                                              ============   ============   ===========    ===========

PERFORMANCE FUNDS TRUST
Schedules of Capital Stock Activities

                                                                                          THE SHORT TERM
                                                       THE MONEY MARKET FUND          GOVERNMENT INCOME FUND
                                                  -------------------------------   ---------------------------
                                                   FOR THE SIX                      FOR THE SIX
                                                  MONTHS ENDED     FOR THE YEAR     MONTHS ENDED   FOR THE YEAR
                                                  NOVEMBER 30,         ENDED        NOVEMBER 30,      ENDED
                                                      2002            MAY 31,           2002         MAY 31,
                                                   (UNAUDITED)         2002         (UNAUDITED)        2002
                                                  -------------   ---------------   ------------   ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.....................  $ 558,217,068   $ 1,065,431,092   $ 4,458,972    $ 31,217,900
Dividends reinvested............................         16,901            89,409       881,703       2,063,413
Cost of shares redeemed.........................   (552,128,133)   (1,107,207,492)   (9,043,607)    (13,855,365)
                                                  -------------   ---------------   -----------    ------------
Institutional Class Shares capital
  transactions..................................      6,105,836       (41,686,991)   (3,702,932)     19,425,948
                                                  -------------   ---------------   -----------    ------------
CLASS A SHARES:
Proceeds from shares issued.....................     32,886,583       136,162,159     4,509,184       6,403,866
Dividends reinvested............................        397,664         1,931,542       177,270         263,665
Cost of shares redeemed.........................    (46,991,373)     (147,901,454)   (1,796,108)     (3,098,593)
                                                  -------------   ---------------   -----------    ------------
Class A Shares capital transactions.............    (13,707,126)       (9,807,753)    2,890,346       3,568,938
                                                  -------------   ---------------   -----------    ------------
CLASS B SHARES:
Proceeds from shares issued.....................        180,216           393,877            --              --
Dividends reinvested............................            635             4,240            --              --
Cost of shares redeemed.........................        (81,921)         (353,226)           --              --
                                                  -------------   ---------------   -----------    ------------
Class B Shares capital transactions.............         98,930            44,891            --              --
                                                  -------------   ---------------   -----------    ------------
Change in net assets from capital
  transactions..................................  $  (7,502,360)  $   (51,449,853)  $  (812,586)   $ 22,994,886
                                                  =============   ===============   ===========    ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued..........................................    558,217,068     1,065,431,092       435,883       3,100,263
Reinvested......................................         16,901            89,409        86,345         204,188
Redeemed........................................   (552,128,133)   (1,107,207,491)     (883,647)     (1,370,835)
                                                  -------------   ---------------   -----------    ------------
Change in Institutional Class Shares............      6,105,836       (41,686,991)     (361,419)      1,933,616
                                                  -------------   ---------------   -----------    ------------
CLASS A SHARES:
Issued..........................................     32,886,583       136,162,159       440,616         633,979
Reinvested......................................        397,664         1,931,542        17,364          26,117
Redeemed........................................    (46,991,373)     (147,901,454)     (175,752)       (306,950)
                                                  -------------   ---------------   -----------    ------------
Change in Class A Shares........................    (13,707,126)       (9,807,753)      282,228         353,146
                                                  -------------   ---------------   -----------    ------------
CLASS B SHARES:
Issued..........................................        180,216           393,877            --              --
Reinvested......................................            635             4,240            --              --
Redeemed........................................        (81,921)         (353,226)           --              --
                                                  -------------   ---------------   -----------    ------------
Change in Class B Shares........................         98,930            44,891            --              --
                                                  -------------   ---------------   -----------    ------------
Change in shares................................     (7,502,360)      (51,449,853)      (79,191)      2,286,762
                                                  =============   ===============   ===========    ============

                                                                 THE INTERMEDIATE TERM
                                                                 GOVERNMENT INCOME FUND           THE LARGE CAP EQUITY FUND
                                                             ------------------------------     ------------------------------
                                                              FOR THE SIX                        FOR THE SIX
                                                             MONTHS ENDED        FOR THE        MONTHS ENDED        FOR THE
                                                             NOVEMBER 30,       YEAR ENDED      NOVEMBER 30,       YEAR ENDED
                                                                 2002            MAY 31,            2002            MAY 31,
                                                              (UNAUDITED)          2002          (UNAUDITED)          2002
                                                             -------------     ------------     -------------     ------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued................................. $  3,570,901      $  7,333,496     $  8,818,766      $ 15,371,307
Dividends reinvested........................................    1,101,376         2,951,529          231,040         7,586,542
Cost of shares redeemed.....................................  (10,396,592)      (47,919,205)     (10,677,681)      (55,733,396)
                                                             ------------      ------------     ------------      ------------
Institutional Class Shares capital transactions.............   (5,724,315)      (37,634,180)      (1,627,875)      (32,775,547)
                                                             ------------      ------------     ------------      ------------
CLASS A SHARES:
Proceeds from shares issued.................................    2,845,639         6,334,395        1,367,682        16,847,987
Dividends reinvested........................................      308,798           468,465          118,172         2,833,030
Cost of shares redeemed.....................................   (1,324,296)       (8,324,944)      (4,498,518)      (14,094,322)
                                                             ------------      ------------     ------------      ------------
Class A Shares capital transactions.........................    1,830,141        (1,522,084)      (3,012,664)        5,586,695
                                                             ------------      ------------     ------------      ------------
CLASS B SHARES:
Proceeds from shares issued.................................      126,378           280,619           89,875           396,707
Dividends reinvested........................................        3,601             5,432            5,814           436,031
Cost of shares redeemed.....................................      (42,305)          (34,658)        (572,263)       (1,019,070)
                                                             ------------      ------------     ------------      ------------
Class B Shares capital transactions.........................       87,674           251,393         (476,574)         (186,332)
                                                             ------------      ------------     ------------      ------------
Change in net assets from capital transactions.............. $ (3,806,500)     $(38,904,871)    $ (5,117,113)     $(27,375,184)
                                                             ============      ============     ============      ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued......................................................      337,585           703,385          555,822           739,587
Reinvested..................................................      104,040           284,209           13,867           375,533
Redeemed....................................................     (976,133)       (4,637,259)        (691,404)       (2,704,108)
                                                             ------------      ------------     ------------      ------------
Change in Institutional Class Shares........................     (534,508)       (3,649,665)        (121,715)       (1,588,988)
                                                             ------------      ------------     ------------      ------------
CLASS A SHARES:
Issued......................................................      270,204           609,652           83,879           862,319
Reinvested..................................................       29,151            45,219            7,084           140,885
Redeemed....................................................     (124,790)         (801,468)        (279,460)         (694,852)
                                                             ------------      ------------     ------------      ------------
Change in Class A Shares....................................      174,565          (146,597)        (188,497)          308,352
                                                             ------------      ------------     ------------      ------------
CLASS B SHARES:
Issued......................................................       11,930            26,926            5,898            19,480
Reinvested..................................................          340               523              356            22,120
Redeemed....................................................       (3,986)           (3,322)         (36,868)          (52,226)
                                                             ------------      ------------     ------------      ------------
Change in Class B Shares....................................        8,284            24,127          (30,614)          (10,626)
                                                             ------------      ------------     ------------      ------------
Change in shares............................................     (351,659)       (3,772,135)        (340,826)       (1,291,262)
                                                             ============      ============     ============      ============


                                                                THE MID CAP EQUITY FUND           THE LEADERS EQUITY FUND
                                                              ----------------------------     -----------------------------
                                                               FOR THE SIX                      FOR THE SIX
                                                              MONTHS ENDED      FOR THE        MONTHS ENDED        FOR THE
                                                              NOVEMBER 30,     YEAR ENDED      NOVEMBER 30,      YEAR ENDED
                                                                  2002          MAY 31,            2002            MAY 31,
                                                               (UNAUDITED)        2002          (UNAUDITED)         2002
                                                              -------------   ------------     -------------     -----------
CAPITAL TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.................................   $ 7,260,760    $ 32,829,849      $ 3,928,255      $ 8,551,903
Dividends reinvested........................................            --       7,409,770               --               --
Cost of shares redeemed.....................................    (9,462,004)    (31,710,495)      (3,046,647)      (2,640,543)
                                                               -----------    ------------      -----------      -----------
Institutional Class Shares capital transactions.............    (2,201,244)      8,529,124          881,608        5,911,360
                                                               -----------    ------------      -----------      -----------
CLASS A SHARES:
Proceeds from shares issued.................................       940,567      12,124,643          126,067          761,451
Dividends reinvested........................................            --       1,621,944               --               --
Cost of shares redeemed.....................................    (2,585,836)     (6,087,397)        (131,363)        (457,582)
                                                               -----------    ------------      -----------      -----------
Class A Shares capital transactions.........................    (1,645,269)      7,659,190           (5,296)         303,869
                                                               -----------    ------------      -----------      -----------
CLASS B SHARES:
Proceeds from shares issued.................................       130,041          79,499           21,163           28,013
Dividends reinvested........................................            --          65,682               --               --
Cost of shares redeemed.....................................      (174,637)        (56,761)         (33,418)         (19,441)
                                                               -----------    ------------      -----------      -----------
Class B Shares capital transactions.........................       (44,596)         88,420          (12,255)           8,572
                                                               -----------    ------------      -----------      -----------
Change in net assets from capital transactions..............   $(3,891,109)   $ 16,276,734      $   864,057      $ 6,223,801
                                                               ===========    ============      ===========      ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued......................................................       643,303       2,319,743          650,591        1,192,959
Reinvested..................................................            --         581,614               --               --
Redeemed....................................................      (830,982)     (2,303,845)        (504,000)        (379,611)
                                                               -----------    ------------      -----------      -----------
Change in Institutional Class Shares........................      (187,679)        597,512          146,591          813,348
                                                               -----------    ------------      -----------      -----------
CLASS A SHARES:
Issued......................................................        78,958         931,340           21,085          108,138
Reinvested..................................................            --         128,522               --               --
Redeemed....................................................      (219,792)       (442,632)         (22,312)         (66,172)
                                                               -----------    ------------      -----------      -----------
Change in Class A Shares....................................      (140,834)        617,230           (1,227)          41,966
                                                               -----------    ------------      -----------      -----------
CLASS B SHARES:
Issued......................................................        11,438           6,316            3,567            3,994
Reinvested..................................................            --           5,379               --               --
Redeemed....................................................       (15,613)         (4,520)          (5,359)          (2,835)
                                                               -----------    ------------      -----------      -----------
Change in Class B Shares....................................        (4,175)          7,175           (1,792)           1,159
                                                               -----------    ------------      -----------      -----------
Change in shares............................................      (332,688)      1,221,917          143,572          856,473
                                                               ===========    ============      ===========      ===========

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- November 30, 2002
(Unaudited)

1. ORGANIZATION
Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of seven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Leaders Equity Fund (individually a "Fund", collectively the "Funds"). The U.S. Treasury Money Market has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund, which offers Institutional Class Shares and Class A Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2002
(Unaudited)

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

EXPENSE ALLOCATION:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. Expenses specific to a class are charged to that class.

DIVIDENDS TO SHAREHOLDERS:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

3. RELATED PARTY TRANSACTIONS
ADVISOR AND CUSTODIAN:
Trustmark Financial Services, Inc. ("Trustmark") acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. For the six months ended November 30, 2002, the advisory fee rates were as follows:

                                                               ADVISORY FEE
                                                               ------------
The Money Market Fund.......................................       0.30%
The Short Term Government Income Fund.......................       0.40%
The Intermediate Term Government Income Fund................       0.50%
The Large Cap Equity Fund...................................       0.60%
The Mid Cap Equity Fund.....................................       0.75%
The Leaders Equity Fund.....................................       1.00%

Trustmark National Bank serves as Custodian of the Funds' cash and securities. For these services, Trustmark is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.

ADMINISTRATION:
BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Funds are affiliated, serves the Trust as administrator. Such officers and trustees are not paid any fees directly by the Funds for serving as officers and trustees of the Funds. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2002
(Unaudited)

DISTRIBUTION PLAN:
Performance Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, serves as the distribution agent of the Funds. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the six months ended November 30, 2002, the Distributor received $55,553 from commissions earned on sales of the Funds of which $4,783 was re-allowed to Trustmark, the Distributor, and BISYS (affiliated broker/dealers).

ACCOUNTING AND TRANSFER AGENCY:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly.

FEE REDUCTIONS:
The Advisor, Administrator, and the Distributor voluntarily agreed to reduce fees as stated in the statement of operations. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

FUND                                                              CLASS       EXPENSE LIMITATION
----                                                          -------------   ------------------
The Leaders Equity Fund.....................................  Institutional          1.25%
The Leaders Equity Fund.....................................        A                1.50%
The Leaders Equity Fund.....................................        B                2.25%

4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities) for the six months ended November 30, 2002, were as follows:

                                                               PURCHASES       SALES
                                                              -----------   -----------
The Short Term Government Income Fund.......................  $16,675,331   $20,056,209
The Intermediate Term Income Fund...........................    7,352,443    11,616,689
The Large Cap Equity Fund...................................    2,935,643     8,080,248
The Mid Cap Equity Fund.....................................            0       945,097
The Leaders Equity Fund.....................................   24,583,661    23,297,998

                      (This page intentionally left blank)

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                    INVESTMENT ACTIVITIES                          DIVIDENDS
                                          NET ASSET      --------------------------------------------      -------------------------
                                           VALUE,           NET          NET REALIZED      TOTAL FROM         NET
                                          BEGINNING      INVESTMENT        GAINS ON        INVESTMENT      INVESTMENT        TOTAL
                                          OF PERIOD        INCOME        INVESTMENTS       ACTIVITIES        INCOME        DIVIDENDS
                                          ---------      ----------      ------------      ----------      ----------      ---------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................    $1.00          $0.01              $--*           $0.01           $(0.01)        $(0.01)
  Year Ended May 31, 2002...............     1.00           0.02              --*             0.02            (0.02)         (0.02)
  Year Ended May 31, 2001...............     1.00           0.06              --*             0.06            (0.06)         (0.06)
  Year Ended May 31, 2000...............     1.00           0.05              --              0.05            (0.05)         (0.05)
  Year Ended May 31, 1999...............     1.00           0.05              --              0.05            (0.05)         (0.05)
  Year Ended May 31, 1998...............     1.00           0.05              --              0.05            (0.05)         (0.05)

CLASS A(b)
  Six Months Ended November 30, 2002
    (Unaudited).........................     1.00           0.01              --*             0.01            (0.01)         (0.01)
  Year Ended May 31, 2002...............     1.00           0.02              --*             0.02            (0.02)         (0.02)
  Year Ended May 31, 2001...............     1.00           0.06              --*             0.06            (0.06)         (0.06)
  Year Ended May 31, 2000...............     1.00           0.05              --              0.05            (0.05)         (0.05)
  Year Ended May 31, 1999...............     1.00           0.05              --              0.05            (0.05)         (0.05)
  Year Ended May 31, 1998...............     1.00           0.05              --              0.05            (0.05)         (0.05)

CLASS B
  Six Months Ended November 30, 2002
    (Unaudited).........................     1.00             --*             --*               --*              --*            --*
  Year Ended May 31, 2002...............     1.00           0.01              --*             0.01            (0.01)         (0.01)
  Year Ended May 31, 2001...............     1.00           0.05              --*             0.05            (0.05)         (0.05)
  Year Ended May 31, 2000...............     1.00           0.04              --              0.04            (0.04)         (0.04)
  Period Ended May 31, 1999(c)..........     1.00           0.02              --              0.02            (0.02)         (0.02)

---------------

(a) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares.

(c) Class B commenced operations on October 2, 1998.

(d) Not annualized.

(e) Annualized.

 * Less than $0.005.

                       See notes to financial statements.

                                                                              RATIOS/SUPPLEMENTAL DATA
                                                                             ---------------------------

                                                              TOTAL RETURN                     RATIO OF
                                                NET ASSET      (EXCLUDES      NET ASSETS,      EXPENSES
                                                 VALUE,        REDEMPTION    END OF PERIOD    TO AVERAGE
                                              END OF PERIOD     CHARGE)         (000'S)       NET ASSETS
                                              -------------   ------------   --------------   ----------

INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
(Unaudited)..................................     $1.00           0.68%         $539,132         0.31%
  Year Ended May 31, 2002....................      1.00           2.26           533,027         0.42
  Year Ended May 31, 2001....................      1.00           5.92           574,726         0.37
  Year Ended May 31, 2000....................      1.00           5.38           432,090         0.35
  Year Ended May 31, 1999....................      1.00           5.05           382,178         0.35
  Year Ended May 31, 1998....................      1.00           5.43           349,024         0.33

CLASS A(b)
  Six Months Ended November 30, 2002
(Unaudited)..................................      1.00           0.56            62,818         0.56
  Year Ended May 31, 2002....................      1.00           2.01            76,525         0.67
  Year Ended May 31, 2001....................      1.00           5.66            86,334         0.62
  Year Ended May 31, 2000....................      1.00           5.12            82,852         0.60
  Year Ended May 31, 1999....................      1.00           4.79            94,347         0.60
  Year Ended May 31, 1998....................      1.00           5.18            73,794         0.58

CLASS B
  Six Months Ended November 30, 2002
(Unaudited)..................................      1.00           0.21               410         1.17
  Year Ended May 31, 2002....................      1.00           1.24               311         1.42
  Year Ended May 31, 2001....................      1.00           4.87               266         1.37
  Year Ended May 31, 2000....................      1.00           4.35               308         1.33
  Period Ended May 31, 1999(c)...............      1.00           2.30(d)            198         1.51(e)

                                                 RATIOS/SUPPLEMENTAL DATA
                                               ----------------------------
                                               RATIO OF NET
                                                INVESTMENT      RATIO OF
                                                  INCOME        EXPENSES
                                                TO AVERAGE     TO AVERAGE
                                                NET ASSETS    NET ASSETS(A)
                                               ------------   -------------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
(Unaudited)..................................      1.36%          0.44%
  Year Ended May 31, 2002....................      2.26           0.56
  Year Ended May 31, 2001....................      5.73           0.55
  Year Ended May 31, 2000....................      5.26           0.54
  Year Ended May 31, 1999....................      4.92           0.59
  Year Ended May 31, 1998....................      5.31           0.57
CLASS A(b)
  Six Months Ended November 30, 2002
(Unaudited)..................................      1.11           0.79
  Year Ended May 31, 2002....................      2.02           0.91
  Year Ended May 31, 2001....................      5.49           0.90
  Year Ended May 31, 2000....................      4.99           0.79
  Year Ended May 31, 1999....................      4.67           0.84
  Year Ended May 31, 1998....................      5.06           0.82
CLASS B
  Six Months Ended November 30, 2002
(Unaudited)..................................      0.42           1.37
  Year Ended May 31, 2002....................      1.18           1.56
  Year Ended May 31, 2001....................      4.76           1.55
  Year Ended May 31, 2000....................      4.30           1.52
  Period Ended May 31, 1999(c)...............      3.43(e)        1.73(e)

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                          NET ASSET                       NET REALIZED
                                           VALUE,           NET          AND UNREALIZED      TOTAL FROM
                                          BEGINNING      INVESTMENT      GAINS/(LOSSES)      INVESTMENT
                                          OF PERIOD        INCOME        ON INVESTMENTS      ACTIVITIES
                                          ---------      ----------      --------------      ----------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................   $10.11          $0.19             $ 0.10            $0.29
  Year Ended May 31, 2002...............    10.02           0.44               0.09             0.53
  Year Ended May 31, 2001...............     9.66           0.53               0.36             0.89
  Year Ended May 31, 2000...............     9.79           0.51              (0.13)            0.38
  Year Ended May 31, 1999...............     9.85           0.50              (0.06)            0.44
  Year Ended May 31, 1998...............     9.75           0.54               0.10             0.64

CLASS A(b)
  Six Months Ended November 30, 2002
    (Unaudited).........................    10.11           0.18               0.10             0.28
  Year Ended May 31, 2002...............    10.02           0.42               0.09             0.51
  Year Ended May 31, 2001...............     9.66           0.51               0.36             0.87
  Year Ended May 31, 2000...............     9.79           0.48              (0.13)            0.35
  Year Ended May 31, 1999...............     9.85           0.48              (0.06)            0.42
  Year Ended May 31, 1998...............     9.75           0.52               0.10             0.62

                                                  DIVIDENDS
                                          -------------------------

                                             NET
                                          INVESTMENT        TOTAL
                                            INCOME        DIVIDENDS
                                          ----------      ---------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................    $(0.19)        $(0.19)
  Year Ended May 31, 2002...............     (0.44)         (0.44)
  Year Ended May 31, 2001...............     (0.53)         (0.53)
  Year Ended May 31, 2000...............     (0.51)         (0.51)
  Year Ended May 31, 1999...............     (0.50)         (0.50)
  Year Ended May 31, 1998...............     (0.54)         (0.54)
CLASS A(b)
  Six Months Ended November 30, 2002
    (Unaudited).........................     (0.18)         (0.18)
  Year Ended May 31, 2002...............     (0.42)         (0.42)
  Year Ended May 31, 2001...............     (0.51)         (0.51)
  Year Ended May 31, 2000...............     (0.48)         (0.48)
  Year Ended May 31, 1999...............     (0.48)         (0.48)
  Year Ended May 31, 1998...............     (0.52)         (0.52)

---------------

(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares to a maximum sales charge of 3.00%.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

                                                                                      RATIOS/SUPPLEMENTAL DATA
                                                                             ------------------------------------------
                                                                                                           RATIO OF NET
                                                              TOTAL RETURN                     RATIO OF     INVESTMENT
                                                NET ASSET      (EXCLUDES      NET ASSETS,      EXPENSES       INCOME
                                                 VALUE,          SALES       END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD     CHARGE)         (000'S)       NET ASSETS    NET ASSETS
                                              -------------   ------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
(Unaudited)..................................    $10.21           2.89%         $ 86,030         0.71%         3.71%
  Year Ended May 31, 2002....................     10.11           5.42            88,846         0.71          4.40
  Year Ended May 31, 2001....................     10.02           9.46            68,672         0.73          5.42
  Year Ended May 31, 2000....................      9.66           3.94            87,517         0.70          5.20
  Year Ended May 31, 1999....................      9.79           4.57           113,145         0.69          5.09
  Year Ended May 31, 1998....................      9.85           6.73           120,203         0.64          5.53

CLASS A(b)
  Six Months Ended November 30, 2002
(Unaudited)..................................     10.21           2.77            12,460         0.96          3.45
  Year Ended May 31, 2002....................     10.11           5.16             9,486         0.96          4.14
  Year Ended May 31, 2001....................     10.02           9.19             5,865         0.98          5.16
  Year Ended May 31, 2000....................      9.66           3.68             4,466         0.95          4.95
  Year Ended May 31, 1999....................      9.79           4.31             5,596         0.94          4.82
  Year Ended May 31, 1998....................      9.85           6.48             3,181         0.89          5.28

                                               RATIOS/SUPPLEMENTAL DATA
                                               -------------------------

                                                RATIO OF
                                                EXPENSES
                                               TO AVERAGE    PORTFOLIO
                                               NET ASSETS   TURNOVER(A)
                                               ----------   ------------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
(Unaudited)..................................       --         17.38%
  Year Ended May 31, 2002....................       --         39.48
  Year Ended May 31, 2001....................       --         29.53
  Year Ended May 31, 2000....................       --         32.29
  Year Ended May 31, 1999....................       --         49.19
  Year Ended May 31, 1998....................       --         65.07
CLASS A(b)
  Six Months Ended November 30, 2002
(Unaudited)..................................     1.06(c)      17.38
  Year Ended May 31, 2002....................     1.06(c)      29.53
  Year Ended May 31, 2001....................     1.08(c)      29.53
  Year Ended May 31, 2000....................     0.95         32.29
  Year Ended May 31, 1999....................     0.94         49.19
  Year Ended May 31, 1998....................     0.89         65.07

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                      INVESTMENT ACTIVITIES
                                                         ------------------------------------------------
                                          NET ASSET                       NET REALIZED
                                           VALUE,           NET          AND UNREALIZED       TOTAL FROM
                                          BEGINNING      INVESTMENT      GAINS/(LOSSES)       INVESTMENT
                                          OF PERIOD        INCOME        ON INVESTMENTS       ACTIVITIES
                                          ---------      ----------      --------------      ------------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................   $10.44          $0.27             $ 0.21             $0.48
  Year Ended May 31, 2002...............    10.19           0.60               0.23              0.83
  Year Ended May 31, 2001...............     9.58           0.59               0.61              1.20
  Year Ended May 31, 2000...............    10.06           0.55              (0.48)             0.07
  Year Ended May 31, 1999...............    10.34           0.54              (0.28)             0.26
  Year Ended May 31, 1998...............     9.93           0.59               0.42              1.01

CLASS A(c)
  Six Months Ended November 30, 2002
    (Unaudited).........................    10.43           0.27               0.20              0.47
  Year Ended May 31, 2002...............    10.18           0.58               0.23              0.81
  Year Ended May 31, 2001...............     9.57           0.56               0.61              1.17
  Year Ended May 31, 2000...............    10.05           0.52              (0.48)             0.04
  Year Ended May 31, 1999...............    10.34           0.52              (0.29)             0.23
  Year Ended May 31, 1998...............     9.93           0.57               0.42              0.99

CLASS B
  Six Months Ended November 30, 2002
    (Unaudited).........................    10.43           0.23               0.20              0.43
  Year Ended May 31, 2002...............    10.18           0.49               0.24              0.73
  Year Ended May 31, 2001...............     9.57           0.49               0.61              1.10
  Year Ended May 31, 2000...............    10.05           0.45              (0.48)            (0.03)
  For the Period Ended May 31,
    1999(d).............................    10.81           0.28              (0.76)            (0.48)

                                                        DIVIDENDS
                                          --------------------------------------
                                                       IN EXCESS
                                             NET         OF NET
                                          INVESTMENT   INVESTMENT        TOTAL
                                            INCOME       INCOME        DIVIDENDS
                                          ----------   ----------      ---------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................    $(0.28)      $   --         $(0.28)
  Year Ended May 31, 2002...............     (0.58)          --          (0.58)
  Year Ended May 31, 2001...............     (0.59)          --          (0.59)
  Year Ended May 31, 2000...............     (0.55)          --          (0.55)
  Year Ended May 31, 1999...............     (0.54)          --          (0.54)
  Year Ended May 31, 1998...............     (0.59)       (0.01)         (0.60)
CLASS A(c)
  Six Months Ended November 30, 2002
    (Unaudited).........................     (0.27)          --          (0.27)
  Year Ended May 31, 2002...............     (0.56)          --          (0.56)
  Year Ended May 31, 2001...............     (0.56)          --          (0.56)
  Year Ended May 31, 2000...............     (0.52)          --          (0.52)
  Year Ended May 31, 1999...............     (0.52)          --          (0.52)
  Year Ended May 31, 1998...............     (0.57)       (0.01)         (0.58)
CLASS B
  Six Months Ended November 30, 2002
    (Unaudited).........................     (0.23)          --          (0.23)
  Year Ended May 31, 2002...............     (0.48)          --          (0.48)
  Year Ended May 31, 2001...............     (0.49)          --          (0.49)
  Year Ended May 31, 2000...............     (0.45)          --          (0.45)
  For the Period Ended May 31,
    1999(d).............................     (0.28)          --          (0.28)

---------------

(a) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c) On September 30, 1998 the portfolio designated the Consumer Service Class as Class A shares subject to a maximum sales charge of 5.25%.

(d) Class B commenced operations on October 2, 1998.

(e) Not annualized

(f) Annualized.

                       See notes to financial statements.

                                                                                      RATIOS/SUPPLEMENTAL DATA
                                                                             ------------------------------------------
                                                              TOTAL RETURN                                 RATIO OF NET
                                                               (EXCLUDES                       RATIO OF     INVESTMENT
                                                NET ASSET      SALES AND      NET ASSETS,      EXPENSES       INCOME
                                                 VALUE,        REDEMPTION    END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD     CHARGES)        (000'S)       NET ASSETS    NET ASSETS
                                              -------------   ------------   --------------   ----------   ------------

INSTITUTIONAL CLASS SHARES
  Six Months Ended November 30, 2002
(Unaudited)..................................    $10.64           4.67%         $ 81,885         0.76%         5.57%
  Year Ended May 31, 2002....................     10.44           8.34            85,922         0.79          5.78
  Year Ended May 31, 2001....................     10.19          12.79           121,110         0.76          5.93
  Year Ended May 31, 2000....................      9.58           0.71           141,404         0.75          5.59
  Year Ended May 31, 1999....................     10.06           2.47           154,916         0.79          5.18
  Year Ended May 31, 1998....................     10.34          10.42           118,743         0.72          5.78

CLASS A SHARES(a)
  Six Months Ended November 30, 2002
(Unaudited)..................................     10.63           4.54            12,703         1.01          5.30
  Year Ended May 31, 2002....................     10.43           8.07            10,646         1.04          5.58
  Year Ended May 31, 2001....................     10.18          12.51            11,888         1.01          5.65
  Year Ended May 31, 2000....................      9.57           0.45             6,139         1.00          5.32
  Year Ended May 31, 1999....................     10.05           2.11             8,219         1.05          4.92
  Year Ended May 31, 1998....................     10.34          10.15             3,965         0.97          5.53

CLASS B SHARES
  Six Months Ended November 30, 2002
(Unaudited)..................................     10.63           4.16               465         1.76          4.56
  Year Ended May 31, 2002....................     10.43           7.31               370         1.79          4.88
  Year Ended May 31, 2001....................     10.18          11.69               116         1.76          4.92
  Year Ended May 31, 2000....................      9.57          (0.30)               76         1.75          4.57
  For the Period Ended May 31, 1999(a).......     10.05          (4.54)(e)            95         1.79(f)       4.01(f)

                                                 RATIOS/SUPPLEMENTAL DATA
                                               ----------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(A)   TURNOVER(B)
                                               -------------   ------------
INSTITUTIONAL CLASS SHARES
  Six Months Ended November 30, 2002
(Unaudited)..................................      0.81%           7.68%
  Year Ended May 31, 2002....................      0.84            7.02
  Year Ended May 31, 2001....................      0.81           14.06
  Year Ended May 31, 2000....................      0.80           53.19
  Year Ended May 31, 1999....................      0.84           74.03
  Year Ended May 31, 1998....................      0.77           35.62
CLASS A SHARES(a)
  Six Months Ended November 30, 2002
(Unaudited)..................................      1.16            7.68
  Year Ended May 31, 2002....................      1.19            7.02
  Year Ended May 31, 2001....................      1.16           14.06
  Year Ended May 31, 2000....................      1.05           53.19
  Year Ended May 31, 1999....................      1.10           74.03
  Year Ended May 31, 1998....................      1.02           35.62
CLASS B SHARES
  Six Months Ended November 30, 2002
(Unaudited)..................................      1.81            7.68
  Year Ended May 31, 2002....................      1.84            7.02
  Year Ended May 31, 2001....................      1.81           14.06
  Year Ended May 31, 2000....................      1.80           53.19
  For the Period Ended May 31, 1999(a).......      1.84(f)        74.03

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                          NET ASSET                       NET REALIZED
                                           VALUE,           NET          AND UNREALIZED      TOTAL FROM
                                          BEGINNING      INVESTMENT      GAINS/(LOSSES)      INVESTMENT
                                          OF PERIOD        INCOME        ON INVESTMENTS      ACTIVITIES
                                          ---------      ----------      --------------      ----------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................   $18.37          $ 0.12            $(2.12)           $(2.00)
  Year Ended May 31, 2002...............    23.25            0.12             (3.11)            (2.99)
  Year Ended May 31, 2001...............    28.83            0.11             (3.39)            (3.28)
  Year Ended May 31, 2000...............    28.18            0.12              1.41              1.53
  Year Ended May 31, 1999...............    24.98            0.15              4.30              4.45
  Year Ended May 31, 1998...............    19.16            0.19              6.00              6.19

CLASS A(b)
  Six Months Ended November 30, 2002
    (Unaudited).........................    18.29           (0.02)            (1.98)            (2.00)
  Year Ended May 31, 2002...............    23.18            0.06             (3.09)            (3.03)
  Year Ended May 31, 2001...............    28.78            0.05             (3.38)            (3.33)
  Year Ended May 31, 2000...............    28.16            0.05              1.40              1.45
  Year Ended May 31, 1999...............    24.97            0.09              4.30              4.39
  Year Ended May 31, 1998...............    19.16            0.13              5.99              6.12

CLASS B
  Six Months Ended November 30, 2002
    (Unaudited).........................    17.92           (0.48)            (1.55)            (2.03)
  Year Ended May 31, 2002...............    22.86           (0.09)            (3.04)            (3.13)
  Year Ended May 31, 2001...............    28.55           (0.13)             3.35             (3.48)
  Year Ended May 31, 2000...............    28.08           (0.13)             1.37              1.24
  Period Ended May 31, 1999(d)..........   $23.12           (0.02)             6.11              6.09

                                                       DIVIDENDS
                                          ------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED        TOTAL
                                            INCOME      GAINS        DIVIDENDS
                                          ----------   --------      ---------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................    $(0.07)     $   --        $(0.07)
  Year Ended May 31, 2002...............     (0.11)      (1.78)        (1.89)
  Year Ended May 31, 2001...............     (0.10)      (2.20)        (2.30)
  Year Ended May 31, 2000...............     (0.11)      (0.77)        (0.88)
  Year Ended May 31, 1999...............     (0.15)      (1.10)        (1.25)
  Year Ended May 31, 1998...............     (0.19)      (0.18)        (0.37)
CLASS A(b)
  Six Months Ended November 30, 2002
    (Unaudited).........................     (0.05)         --         (0.05)
  Year Ended May 31, 2002...............     (0.08)      (1.78)        (1.86)
  Year Ended May 31, 2001...............     (0.07)      (2.20)        (2.27)
  Year Ended May 31, 2000...............     (0.06)      (0.77)        (0.83)
  Year Ended May 31, 1999...............     (0.10)      (1.10)        (1.20)
  Year Ended May 31, 1998...............     (0.13)      (0.18)        (0.31)
CLASS B
  Six Months Ended November 30, 2002
    (Unaudited).........................     (0.03)         --         (0.03)
  Year Ended May 31, 2002...............     (0.03)      (1.78)        (1.81)
  Year Ended May 31, 2001...............     (0.01)      (2.20)        (2.21)
  Year Ended May 31, 2000...............        --       (0.77)        (0.77)
  Period Ended May 31, 1999(d)..........     (0.03)      (1.10)        (1.13)

---------------

(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Class B Shares commenced operations on October 2, 1998.
(e) Not annualized.
 (f) Annualized.

                       See notes to financial statements.

                                                                                      RATIOS/SUPPLEMENTAL DATA
                                                                             ------------------------------------------
                                                              TOTAL RETURN                                 RATIO OF NET
                                                               (EXCLUDES                       RATIO OF     INVESTMENT
                                                NET ASSET      SALES AND      NET ASSETS,      EXPENSES       INCOME
                                                 VALUE,        REDEMPTION    END OF PERIOD    TO AVERAGE    TO AVERAGE
                                              END OF PERIOD     CHARGES)        (000'S)       NET ASSETS    NET ASSETS
                                              -------------   ------------   --------------   ----------   ------------

INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
(Unaudited)..................................    $16.30          (10.81)%      $  80,652         1.02%         0.92%
  Year Ended May 31, 2002....................     18.37          (13.58)          93,095         0.95          0.38
  Year Ended May 31, 2001....................     23.35          (12.02)         154,776         0.90          0.38
  Year Ended May 31, 2000....................     28.83            5.35          290,637         0.87          0.43
  Year Ended May 31, 1999....................     28.18           18.25          228,804         0.90          0.58
  Year Ended May 31, 1998....................     24.98           32.53          259,585         0.91          0.83

CLASS A(b)
  Six Months Ended November 30, 2002
(Unaudited)..................................     16.24          (10.91)          32,083         1.28          0.67
  Year Ended May 31, 2002....................     18.29          (13.75)          39,586         1.20          0.32
  Year Ended May 31, 2001....................     23.18          (12.24)          43,028         1.15          0.17
  Year Ended May 31, 2000....................     28.78            5.08           53,777         1.12          0.18
  Year Ended May 31, 1999....................     28.16           17.92           59,045         1.15          0.33
  Year Ended May 31, 1998....................     24.97           32.20           41,474         1.16          0.58

CLASS B
  Six Months Ended November 30, 2002
(Unaudited)..................................     15.86          (11.33)           3,737         2.03         (0.08)
  Year Ended May 31, 2002....................     17.92          (14.41)           4,770         1.95         (0.43)
  Year Ended May 31, 2001....................     22.86          (12.87)           6,328         1.90         (0.58)
  Year Ended May 31, 2000....................     28.55            4.31            7,189         1.87         (0.57)
  Period Ended May 31, 1999(a)...............     28.08           26.80(e)         2,975         1.88(f)      (0.33)(f)

                                               RATIOS/SUPPLEMENTAL DATA
                                               -------------------------

                                                RATIO OF
                                                EXPENSES
                                               TO AVERAGE    PORTFOLIO
                                               NET ASSETS   TURNOVER(A)
                                               ----------   ------------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
(Unaudited)..................................        --         2.50%
  Year Ended May 31, 2002....................        --         8.28
  Year Ended May 31, 2001....................        --         2.51
  Year Ended May 31, 2000....................        --         8.83
  Year Ended May 31, 1999....................        --         7.20
  Year Ended May 31, 1998....................        --         4.78
CLASS A(b)
  Six Months Ended November 30, 2002
(Unaudited)..................................      1.38(c)      2.50
  Year Ended May 31, 2002....................      1.30(c)      8.28
  Year Ended May 31, 2001....................      1.25(c)      2.51
  Year Ended May 31, 2000....................      1.12         8.83
  Year Ended May 31, 1999....................      1.15         7.20
  Year Ended May 31, 1998....................      1.16         4.78
CLASS B
  Six Months Ended November 30, 2002
(Unaudited)..................................        --         2.50
  Year Ended May 31, 2002....................        --         8.28
  Year Ended May 31, 2001....................        --         2.51
  Year Ended May 31, 2000....................        --         8.83
  Period Ended May 31, 1999(a)...............        --         7.20

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                          NET ASSET         NET           NET REALIZED
                                           VALUE,        INVESTMENT      AND UNREALIZED      TOTAL FROM
                                          BEGINNING       INCOME/        GAINS/(LOSSES)      INVESTMENT
                                          OF PERIOD        (LOSS)        ON INVESTMENTS      ACTIVITIES
                                          ---------      ----------      --------------      ----------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................   $13.41          $(0.01)           $(1.68)           $(1.69)
  Year Ended May 31, 2002...............    15.59           (0.01)             0.08              0.07
  Year Ended May 31, 2001...............    17.13           (0.01)             0.93              0.92
  Year Ended May 31, 2000...............    18.61           (0.00)*            1.66              1.66
  Year Ended May 31, 1999...............    20.11            0.06             (0.34)            (0.28)
  Year Ended May 31, 1998...............    16.71            0.08              4.40              4.48

CLASS A(b)
  Six Months Ended November 30, 2002
    (Unaudited).........................    13.27           (0.03)            (1.65)            (1.68)
  Year Ended May 31, 2002...............    15.49           (0.03)             0.06              0.03
  Year Ended May 31, 2001...............    17.07           (0.04)             0.92              0.88
  Year Ended May 31, 2000...............    18.59           (0.05)             1.67              1.62
  Year Ended May 31, 1999...............    20.10            0.02             (0.34)            (0.32)
  Year Ended May 31, 1998...............    16.72            0.03              4.39              4.42

CLASS B
  Six Months Ended November 30, 2002
    (Unaudited).........................    12.79           (0.09)            (1.60)            (1.69)
  Year Ended May 31, 2002...............    15.11           (0.12)             0.05             (0.07)
  Year Ended May 31, 2001...............    16.82           (0.17)             0.92              0.75
  Year Ended May 31, 2000...............    18.49           (0.11)             1.58              1.47
  Period Ended May 31, 1999(d)..........    16.40           (0.06)             3.32              3.26

                                                               DIVIDENDS
                                          ----------------------------------------------------
                                                       IN EXCESS
                                             NET         OF NET          NET
                                          INVESTMENT   INVESTMENT      REALIZED        TOTAL
                                            INCOME       INCOME         GAINS        DIVIDENDS
                                          ----------   ----------      --------      ---------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................    $   --       $   --         $   --        $   --
  Year Ended May 31, 2002...............        --           --          (2.25)        (2.25)
  Year Ended May 31, 2001...............        --           --          (2.46)        (2.46)
  Year Ended May 31, 2000...............        --           --          (3.14)        (3.14)
  Year Ended May 31, 1999...............     (0.06)          --          (1.16)        (1.22)
  Year Ended May 31, 1998...............     (0.08)          --          (1.00)        (1.08)
CLASS A(b)
  Six Months Ended November 30, 2002
    (Unaudited).........................        --           --             --            --
  Year Ended May 31, 2002...............        --           --          (2.25)        (2.25)
  Year Ended May 31, 2001...............        --           --          (2.46)        (2.46)
  Year Ended May 31, 2000...............        --           --          (3.14)        (3.14)
  Year Ended May 31, 1999...............     (0.03)          --          (1.16)        (1.19)
  Year Ended May 31, 1998...............     (0.03)       (0.01)         (1.00)        (1.04)
CLASS B
  Six Months Ended November 30, 2002
    (Unaudited).........................        --           --             --            --
  Year Ended May 31, 2002...............        --           --          (2.25)        (2.25)
  Year Ended May 31, 2001...............        --           --          (2.46)        (2.46)
  Year Ended May 31, 2000...............        --           --          (3.14)        (3.14)
  Period Ended May 31, 1999(d)..........     (0.01)          --          (1.16)        (1.17)

---------------

(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(b) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Class B Shares commenced operations on October 2, 1998.

(e) Annualized.

 (f) Not annualized.

 * Less than $0.005 per share.

                       See notes to financial statements.

                                                                              RATIOS/SUPPLEMENTAL DATA
                                                                             ---------------------------
                                                              TOTAL RETURN
                                                               (EXCLUDES                       RATIO OF
                                                NET ASSET      SALES AND      NET ASSETS,      EXPENSES
                                                 VALUE,        REDEMPTION    END OF PERIOD    TO AVERAGE
                                              END OF PERIOD     CHARGES)        (000'S)       NET ASSETS
                                              -------------   ------------   --------------   ----------

INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
(Unaudited)..................................    $11.72          (12.60)%       $ 61,009         1.16%
  Year Ended May 31, 2002....................     13.41            1.22           72,308         1.14
  Year Ended May 31, 2001....................     15.59            5.13           74,765         1.13
  Year Ended May 31, 2000....................     17.13            8.55           95,307         1.11
  Year Ended May 31, 1999....................     18.61           (1.06)         106,330         1.09
  Year Ended May 31, 1998....................     20.11           27.15          168,116         1.07

CLASS A(b)
  Six Months Ended November 30, 2002
(Unaudited)..................................     11.59          (12.66)          16,657         1.41
  Year Ended May 31, 2002....................     13.27            0.96           20,949         1.38
  Year Ended May 31, 2001....................     15.49            4.90           14,890         1.38
  Year Ended May 31, 2000....................     17.07            8.27           16,708         1.36
  Year Ended May 31, 1999....................     18.59           (1.31)          20,409         1.35
  Year Ended May 31, 1998....................     20.10           26.82           19,298         1.32

CLASS B
  Six Months Ended November 30, 2002
(Unaudited)..................................     11.10          (13.21)             381         2.16
  Year Ended May 31, 2002....................     12.79            0.26              492         2.14
  Year Ended May 31, 2001....................     15.11            4.14              473         2.13
  Year Ended May 31, 2000....................     16.82            7.37(e)           449         2.13(f)
  Period Ended May 31, 1999(c)...............     18.49           20.28(e)           138         2.10(f)

                                                       RATIOS/SUPPLEMENTAL DATA
                                               ----------------------------------------
                                               RATIO OF NET
                                                INVESTMENT      RATIO OF
                                               INCOME/(LOSS)    EXPENSES
                                                TO AVERAGE     TO AVERAGE    PORTFOLIO
                                                NET ASSETS     NET ASSETS   TURNOVER(A)
                                               -------------   ----------   -----------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
(Unaudited)..................................      (0.11)%          --          0.00%
  Year Ended May 31, 2002....................      (0.05)           --         38.78
  Year Ended May 31, 2001....................      (0.03)           --         62.14
  Year Ended May 31, 2000....................      (0.03)           --         56.82
  Year Ended May 31, 1999....................       0.34            --         33.27
  Year Ended May 31, 1998....................       0.41            --         20.48
CLASS A(b)
  Six Months Ended November 30, 2002
(Unaudited)..................................      (0.37)         1.51(c)       0.00
  Year Ended May 31, 2002....................      (0.33)         1.48(c)      38.78
  Year Ended May 31, 2001....................      (0.27)         1.48(c)      62.14
  Year Ended May 31, 2000....................      (0.28)         1.36         56.82
  Year Ended May 31, 1999....................       0.10          1.35         33.27
  Year Ended May 31, 1998....................       0.16          1.32         20.48
CLASS B
  Six Months Ended November 30, 2002
(Unaudited)..................................      (1.13)           --          0.00
  Year Ended May 31, 2002....................      (1.06)           --         38.78
  Year Ended May 31, 2001....................      (1.03)           --         62.14
  Year Ended May 31, 2000....................      (1.07)(f)        --         56.82
  Period Ended May 31, 1999(c)...............      (0.73)(f)        --         32.27

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                     INVESTMENT ACTIVITIES
                                                         ----------------------------------------------
                                          NET ASSET                       NET REALIZED         TOTAL
                                           VALUE,           NET          AND UNREALIZED         FROM
                                          BEGINNING      INVESTMENT          LOSSES          INVESTMENT
                                          OF PERIOD         LOSS         ON INVESTMENTS      ACTIVITIES
                                          ---------      ----------      --------------      ----------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................   $ 7.28          $(0.06)           $(1.54)           $(1.60)
  Year Ended May 31, 2002...............     7.89           (0.04)            (0.57)            (0.61)
  Period Ended May 31, 2002.............    10.00           (0.01)            (2.10)            (2.11)

CLASS A
  Six Months Ended November 30, 2002
    (Unaudited).........................     7.24           (0.09)            (1.50)            (1.59)
  Year Ended May 31, 2002...............     7.87           (0.05)            (0.58)            (0.63)
  Period Ended May 31, 2002.............    10.00           (0.02)            (2.11)            (2.13)

CLASS B
  Six Months Ended November 30, 2002
    (Unaudited).........................     7.15           (0.22)            (1.38)            (1.60)
  Year Ended May 31, 2002...............     7.84           (0.11)            (0.58)            (0.69)
  Period Ended May 31, 2002.............    10.00           (0.06)            (2.10)            (2.16)

                                                  DIVIDENDS
                                          -------------------------

                                             NET
                                          INVESTMENT        TOTAL
                                            INCOME        DIVIDENDS
                                          ----------      ---------
INSTITUTIONAL CLASS
  Six Months Ended November 30, 2002
    (Unaudited).........................      $--*           --
  Year Ended May 31, 2002...............      --*            --
  Period Ended May 31, 2002.............      --*            --
CLASS A
  Six Months Ended November 30, 2002
    (Unaudited).........................      --*            --
  Year Ended May 31, 2002...............      --*            --
  Period Ended May 31, 2002.............      --*            --
CLASS B
  Six Months Ended November 30, 2002
    (Unaudited).........................      --*            --
  Year Ended May 31, 2002...............      --*            --
  Period Ended May 31, 2002.............      --*            --

---------------

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred the ratio would have been as indicated.

 * Less than $0.005 per share.

                       See notes to financial statements.

                                                                                       RATIOS/SUPPLEMENTAL DATA
                                                                             --------------------------------------------
                                                              TOTAL RETURN                                  RATIO OF NET
                                                               (EXCLUDES                       RATIO OF      INVESTMENT
                                                NET ASSET      SALES AND      NET ASSETS,      EXPENSES     INCOME LOSS
                                                 VALUE,        REDEMPTION    END OF PERIOD    TO AVERAGE     TO AVERAGE
                                              END OF PERIOD     CHARGES)        (000'S)       NET ASSETS     NET ASSETS
                                              -------------   ------------   --------------   ----------   --------------

INSTITUTIONAL CLASS
  Six Months Ended November 30,
  (Unaudited)................................     $5.68          (21.98)%(b)    $18,743          1.25%(c)      (0.74)%(c)
  Year Ended May 31, 2002....................      7.28           (7.73)         22,943          1.25          (0.68)
  Period Ended May 31, 2002..................      7.89          (21.08)(b)      18,473          1.25(c)       (0.22)(c)

CLASS A(a)
  Six Months Ended November 30,
  (Unaudited)................................      5.65          (21.96)(b)         811          1.50(c)       (1.00)(c)
  Year Ended May 31, 2002....................      7.24           (8.01)          1,049          1.50          (0.94)
  Period Ended May 31, 2002..................      7.87          (21.28)(b)         809          1.50(c)       (0.48)(c)

CLASS B(b)
  Six Months Ended November 30,
  (Unaudited)................................      5.55          (22.38)(b)         173          2.25(c)       (1.75)(c)
  Year Ended May 31, 2002....................      7.15           (8.80)            236          2.25          (1.68)
  Period Ended May 31, 2002..................      7.84          (21.60)(b)         249          2.25(c)       (1.26)(c)

                                                RATIOS/SUPPLEMENTAL DATA
                                               ---------------------------

                                                 RATIO OF
                                                 EXPENSES
                                                TO AVERAGE      PORTFOLIO
                                               NET ASSETS(E)   TURNOVER(D)
                                               -------------   -----------
INSTITUTIONAL CLASS
  Six Months Ended November 30,
  (Unaudited)................................        --          112.72%
  Year Ended May 31, 2002....................        --          152.13
  Period Ended May 31, 2002..................        --          140.49
CLASS A(a)
  Six Months Ended November 30,
  (Unaudited)................................      2.01(c)       112.72
  Year Ended May 31, 2002....................      1.60          152.13
  Period Ended May 31, 2002..................      1.60(c)       140.49
CLASS B(b)
  Six Months Ended November 30,
  (Unaudited)................................        --          112.72
  Year Ended May 31, 2002....................        --          152.13
  Period Ended May 31, 2002..................        --          140.49

                       See notes to financial statements.

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                                        38

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                                        39

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark Investment Advisors, Inc.
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
90 Park Avenue
New York, New York 10016

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PR-SEM-5504-11/02

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 2002

INVESTMENT ADVISOR

                                [TRUSTMARK LOGO]
                National Bank
                Performance Funds'
                Investment Advisor

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.